Goldman Sachs Trust
Financial Square Funds SM

+ Prime Obligations Fund

+ Money Market Fund

+ Treasury Obligations Fund

+ Treasury Instruments Fund

+ Government Fund

+ Federal Fund

+ Tax-Free Money Market Fund

ANNUAL REPORT
December 31, 2002

Financial Square Funds SM
Annual Report

Dear Shareholders:

We welcome the opportunity to provide you with a summary of the trends and key events that affected the economy and the Goldman Sachs Trust-Financial Square Funds during the one-year reporting period that ended December 31, 2002.

The Economy in Review

As the 2002 reporting period began, the events of September 11 continued to reverberate throughout the world. Yet, in a surprising show of strength, U.S. gross domestic product (“GDP”) for the first quarter of 2002 grew at a rate of 5.0%. However, this positive news was overshadowed by the series of highly publicized accounting scandals. Downside earnings guidance from companies across a range of sectors contributed to the woes in the equity markets, as did news of a sharp decline in GDP growth for the second quarter, which grew only 1.3%. While third quarter 2002 GDP was 4.0%, many economists are expecting that U.S. growth during the last quarter of 2002 will fall back to the 1-2% range. Acknowledging that consumer and business confidence was wavering, the Federal Reserve Board (the “Fed”) moved into action in early November by lowering the federal funds rate to 1.25%, a 41-year low.

Bond Market Review

In contrast to the very weak equity markets, the bond market in general performed well during the reporting period. While fixed income securities experienced their share of volatility — due in part to mixed signals on the economic front — their prices in both the U.S. and abroad generally rose. During the reporting period, the overall U.S. fixed income market, as measured by the Lehman Brothers Global Aggregate Bond Index, returned 10.3%, while the J.P. Morgan Global Government Bond Index returned 8.4%. The combination of falling interest rates and increased demand from investors seeking “safer havens” amid the turmoil in the equity markets contributed to price gains in high quality sectors such as government securities.

Strategy

Taxable—Given the very little change in monetary policy in 2002, we maintained the weighted average maturities (“WAMs”) of the commercial paper and government funds at the higher end of their ranges throughout the year. Looking ahead, we will continue to look for attractive opportunities on the yield curve to maintain the Funds’ neutral to long WAMs. Currently, we are looking to maintain the WAMs of the taxable funds in the longer range of 40-55 days.

Tax Exempt—The tax-exempt universe experienced stable cash flows for most of 2002. Once the Fed lowered the federal funds rate to 1.25% in November, the tax-exempt funds finished the year with substantial cash inflows. Increased issuance in the one-year sector provided opportunities for us to maintain the Funds’ WAMs in the upper end of their ranges throughout the period. Going forward, we will continue to look for attractive opportunities on the yield curve and remain watchful for any additional interest rate policy decisions made by the Fed.

Financial Square Funds SM
Annual Report
(continued)

Summary of Financial Square Funds Institutional Shares* as of December 31, 2002.

	Standardized	Standardized	1-Month	Weighted
	7-Day	7-Day	Simple	Avg.
Financial Square	Current	Effective	Average	Maturity
Funds	Yield	Yield	Yield	(days)

Prime Obligations	1.34%	1.35%	1.35%	39

Money Market	1.35	1.35	1.34	43

Treasury Obligations	1.12	1.13	1.30	43

Treasury Instruments	1.11	1.12	1.30	58

Government	1.31	1.32	1.31	53

Federal	1.21	1.22	1.29	46

Tax-Free Money Market	1.30	1.31	1.07	41

*	Financial Square Funds offers six separate classes of shares (Institutional, Select, Preferred, Capital, Administration and Service), each of which is subject to different fees and expenses that affect performance and entitle shareholders to different services. The Select, Preferred, Capital, Administration and Service shares offer financial institutions the opportunity to receive a fee for providing administrative support. The Select shares pay 0.03%, Preferred shares pay 0.10%, Capital shares pay 0.15%, Administration shares pay 0.25% and the Service shares pay 0.50% of the daily average net assets of each Fund. If these fees were reflected in the above performance, performance would have been reduced. Past performance is no guarantee of future results. Yields will vary. An investment in any of the Financial Square Funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds. More complete information, including management fees and expenses, is included in the Financial Square Funds’ prospectuses, or may be obtained by calling Goldman Sachs Funds at 1-800-621-2550. Goldman Sachs Financial Square FundsSM is a service mark of Goldman, Sachs & Co.

Economic Outlook

U.S. economic data was mixed in 2002. Although signs of stabilization were evident in 2002, persuasive indications of a strong U.S. economic recovery did not materialize. Evidence is mounting that data will be weak in 2003. With strains building on both consumers and businesses, it is expected that growth will slow in the new year. Given this assessment, Goldman Sachs economists anticipate that the Fed will not change monetary policy in the near term.

In closing, we thank you for your continued support. As in the past, we will look for additional ways to improve our services, while seeking to provide competitive performance. We welcome your suggestions and questions and look forward to another productive year in 2003.

Goldman Sachs Money Market Management Team

January 15, 2003

Statement of Investments

Financial Square Prime Obligations Fund
December 31, 2002

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Commercial Paper and Corporate Obligations—53.5%
Asset Backed
Asset Portfolio Funding Corp.
$115,550,000	1.72%	01/13/2003	$115,483,751
74,673,000	1.74	01/22/2003	74,597,207
48,632,000	1.33	02/07/2003	48,565,523
75,000,000	1.35	02/18/2003	74,865,000
90,699,000	1.34	03/10/2003	90,469,431
Blue Ridge Asset Funding Corp.
54,032,000	1.60	01/06/2003	54,019,993
75,000,000	1.71	01/07/2003	74,978,625
50,000,000	1.77	01/10/2003	49,977,875
50,000,000	1.75	01/22/2003	49,948,958
150,000,000	1.35	02/05/2003	149,803,125
50,000,000	1.33	03/07/2003	49,879,931
50,000,000	1.60	04/01/2003	49,800,000
Citibank Credit Card Issuance Trust
50,000,000	1.78	01/21/2003	49,950,555
100,000,000	1.33	01/22/2003	99,922,417
63,900,000	1.36	01/24/2003	63,844,478
42,100,000	1.36	02/05/2003	42,044,334
25,000,000	1.36	02/11/2003	24,961,278
75,000,000	1.34	02/19/2003	74,863,208
100,000,000	1.34	03/10/2003	99,746,889
Corporate Receivables Corp.
100,000,000	1.71	01/06/2003	99,976,250
50,000,000	1.33	02/14/2003	49,918,722
50,000,000	1.34	02/20/2003	49,906,945
100,000,000	1.33	02/21/2003	99,811,583
100,000,000	1.34	02/21/2003	99,810,167
30,000,000	1.70	03/03/2003	29,913,583
200,000,000	1.34	03/05/2003	199,532,750
100,000,000	1.34	03/06/2003	99,762,667
70,000,000	1.32	03/12/2003	69,820,333
100,000,000	1.34	03/13/2003	99,735,722
CXC, Inc.
100,000,000	1.78	01/23/2003	99,891,222
100,000,000	1.79	01/23/2003	99,890,917
200,000,000	1.78	01/24/2003	199,772,555
150,000,000	1.33	02/20/2003	149,722,917
50,000,000	1.77	03/11/2003	49,830,375
60,000,000	1.34	04/03/2003	59,794,533
Delaware Funding Corp.
75,000,000	1.53	01/10/2003	74,971,313
200,750,000	1.72	01/13/2003	200,634,903
96,418,000	1.78	01/14/2003	96,356,025
189,353,000	1.34	01/21/2003	189,212,037
200,000,000	1.32	02/11/2003	199,699,333
100,331,000	1.33	02/14/2003	100,167,906
Eagle Funding Capital Corp.
149,000,000	1.32	01/02/2003	148,994,537
27,126,000	1.74	01/09/2003	27,115,511
75,170,000	1.41	01/10/2003	75,143,503
75,000,000	1.37	01/13/2003	74,965,750
50,143,000	1.41	01/21/2003	50,103,722
88,129,000	1.45	01/21/2003	88,058,007
35,082,000	1.40	01/23/2003	35,051,985
49,377,000	1.81	01/27/2003	49,312,453
25,000,000	1.36	02/10/2003	24,962,222
101,327,000	1.38	02/11/2003	101,167,748
Edison Asset Securitization Corp.
145,000,000	1.75	01/21/2003	144,859,028
175,000,000	1.34	01/22/2003	174,863,208
200,000,000	1.65	03/12/2003	199,358,333
100,329,000	1.62	03/13/2003	100,008,449
100,000,000	1.62	04/02/2003	99,590,500
150,000,000	1.36	04/07/2003	149,456,000
175,000,000	1.78	04/21/2003	174,048,195
150,000,000	1.47	05/07/2003	149,228,250
47,077,000	1.35	05/20/2003	46,831,611
149,927,000	1.35	05/22/2003	149,137,197
Falcon Asset Securitization Corp.
100,000,000	1.34	01/13/2003	99,955,333
132,924,000	1.78	01/15/2003	132,831,987
100,000,000	1.33	01/17/2003	99,940,889
131,941,000	1.36	01/22/2003	131,836,327
114,427,000	1.35	02/03/2003	114,285,397
25,000,000	1.33	02/20/2003	24,953,819
33,089,000	1.35	03/06/2003	33,009,586
66,953,000	1.34	03/17/2003	66,766,090
FCAR Owner Trust Series I
175,000,000	1.73	01/14/2003	174,890,674
150,000,000	1.78	01/21/2003	149,851,667
150,000,000	1.78	01/22/2003	149,844,250
100,000,000	1.79	01/24/2003	99,885,639
75,000,000	1.56	02/07/2003	74,879,750
68,000,000	1.36	02/20/2003	67,871,555
75,000,000	1.34	03/20/2003	74,782,250
Ford Credit Floor Plan Master Owner Trust A Series 2002-1
35,000,000	1.72	01/09/2003	34,986,622
165,000,000	1.82	01/17/2003	164,866,533
100,000,000	1.37	03/13/2003	99,729,806
50,000,000	1.36	03/20/2003	49,852,667
Forrestal Funding Master Trust
90,000,000	1.37	01/30/2003	89,900,675
97,804,000	1.34	02/11/2003	97,654,740
256,922,000	1.34	03/11/2003	256,262,139
225,000,000	1.34	03/12/2003	224,413,750
Independence Funding LLC
113,989,000	1.33	02/12/2003	113,812,127
64,633,000	1.34	02/27/2003	64,495,870
50,176,000	1.35	03/04/2003	50,059,341

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Prime Obligations Fund (continued)
December 31, 2002

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Commercial Paper and Corporate Obligations (continued)
Asset Backed (continued)
Independence Funding LLC (continued)
$35,455,000	1.35%	03/05/2003	$35,371,238
123,865,000	1.36	03/07/2003	123,560,843
35,522,000	1.33	03/20/2003	35,419,637
Jupiter Securitization Corp.
51,421,000	1.71	01/06/2003	51,408,788
142,000,000	1.37	01/09/2003	141,956,769
200,000,000	1.75	01/13/2003	199,883,333
245,000,000	1.35	01/15/2003	244,871,375
161,456,000	1.33	01/16/2003	161,366,527
60,000,000	1.35	01/17/2003	59,964,000
84,000,000	1.36	01/21/2003	83,936,533
121,117,000	1.35	01/22/2003	121,021,620
154,000,000	1.36	01/22/2003	153,877,827
52,603,000	1.36	01/23/2003	52,559,281
60,259,000	1.60	02/03/2003	60,170,620
32,790,000	1.36	02/28/2003	32,718,153
Kittyhawk Funding Corp.
75,398,000	1.78	01/10/2003	75,364,448
Park Avenue Receivables Corp.
100,372,000	1.75	01/10/2003	100,328,087
60,318,000	1.77	01/14/2003	60,279,447
101,426,000	1.79	01/15/2003	101,355,396
101,428,000	1.78	01/16/2003	101,352,774
36,000,000	1.36	02/04/2003	35,953,760
100,000,000	1.67	02/05/2003	99,837,639
300,000,000	1.32	02/07/2003	299,593,000
80,000,000	1.33	02/14/2003	79,869,956
Preferred Receivables Funding Corp.
135,965,000	1.35	02/28/2003	135,669,276
46,245,000	1.33	03/20/2003	46,111,737
62,633,000	1.64	04/17/2003	62,330,552
49,897,000	1.38	06/02/2003	49,606,267
87,975,000	1.34	06/11/2003	87,447,786
Receivables Capital Corp.
58,016,000	1.59	02/03/2003	57,931,442
141,372,000	1.34	02/14/2003	141,140,464
Stellar Funding Group, Inc.
34,072,000	2.34	01/13/2003	34,045,424
53,993,000	1.61	01/31/2003	53,920,559
72,117,000	1.36	02/27/2003	71,961,708
25,947,000	1.36	03/03/2003	25,887,207
Three Pillars Funding Corp.
69,320,000	1.45	01/17/2003	69,275,327
50,480,000	1.43	01/21/2003	50,439,896
8,305,000	1.44	01/21/2003	8,298,356
12,029,000	1.44	01/22/2003	12,018,896
40,050,000	1.44	01/23/2003	40,014,756
30,000,000	1.44	01/29/2003	29,966,400
47,174,000	1.40	03/10/2003	47,049,251
Variable Funding Capital Corp.
86,537,000	1.60	01/06/2003	86,517,770
70,000,000	1.72	01/07/2003	69,979,933
80,000,000	1.74	01/22/2003	79,919,033
75,000,000	1.72	03/20/2003	74,720,500
Business Credit Institutions
General Electric Capital Corp.
190,000,000	1.71	03/03/2003	189,449,475
150,000,000	1.37	04/25/2003	149,349,250
Commercial Banks
Citicorp
300,000,000	1.35	04/17/2003	298,807,500
200,000,000	1.35	04/21/2003	199,175,000
J.P. Morgan Chase & Co.
100,000,000	1.67	02/03/2003	99,846,917
300,000,000	1.33	02/19/2003	299,456,916
300,000,000	1.34	02/24/2003	299,397,000
Financial Services
General Electric Capital International Funding
150,000,000	1.37	04/25/2003	149,349,250
150,000,000	1.38	05/02/2003	149,304,250
General Electric Capital Services, Inc.
50,000,000	1.54	02/04/2003	49,927,278
Private Export Funding Corp.
41,000,000	1.71	03/25/2003	40,838,358
23,000,000	1.36	05/07/2003	22,890,520
25,000,000	1.36	06/05/2003	24,853,611
Insurance Carriers
General Electric Financial Assurances Holdings
200,000,000	1.36	02/21/2003	199,614,667
Security and Commodity Brokers, Dealers and Services
Merrill Lynch & Co., Inc.
50,000,000	1.65	03/17/2003	49,828,125
275,000,000	1.65	03/19/2003	274,029,479
Morgan Stanley Dean Witter & Co.
250,000,000	1.36	02/26/2003	249,471,111
Salomon Smith Barney Holdings, Inc.
95,000,000	1.74	01/22/2003	94,903,575
50,000,000	1.74	02/25/2003	49,867,083
275,000,000	1.33	03/12/2003	274,288,820
The Bear Stearns Companies, Inc.
250,000,000	1.30	01/02/2003	249,990,972

Total Commercial Paper and Corporate Obligations			$15,820,643,776

Bank and Medium-Term Notes—2.2%
Bank One, N.A.
$44,000,000	1.65%	02/03/2003	$44,003,121
175,000,000	1.64	04/04/2003	175,000,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Bank and Medium-Term Notes (continued)
NationsBank Corp.
$85,300,000	7.00%	05/15/2003	$86,614,156
U.S. Bank, N.A.
70,000,000	2.52	05/14/2003	69,992,347
World Savings Bank, FSB
75,000,000	1.53	02/07/2003	74,999,114
200,000,000	1.33	03/31/2003	199,990,111

Total Bank and Medium-Term Notes			$650,598,849

Medium-Term Notes-Eurodollar#—0.9%
AIG FP Matched Funding
$100,000,000	1.80%	01/24/2003	$99,989,773
150,000,000	1.57	02/10/2003	149,983,514
NationsBank Corp.
20,000,000	1.60	02/13/2003	20,005,225

Total Medium-Term Notes-Eurodollar			$269,978,512

Certificates of Deposit—1.4%
Bank of New York Co., Inc.
$75,000,000	2.57%	05/13/2003	$75,005,265
M & I Marshall & Ilsley Bank
145,000,000	2.60	05/06/2003	145,004,905
65,000,000	2.63	05/16/2003	64,995,252
U.S. Bank, N.A.
140,000,000	2.51	06/02/2003	140,000,000

Total Certificates of Deposit			$425,005,422

U.S. Government Agency Obligations—7.1%
Federal Farm Credit Bank
$51,385,000	2.25%	01/02/2003	$51,384,973
Federal Home Loan Bank
175,000,000	1.27	02/19/2003	174,990,835
85,000,000	3.00	04/25/2003	84,994,309
100,000,000	1.52	04/30/2003	99,499,208
225,000,000	2.84	05/05/2003	224,992,864
200,000,000	2.90	05/05/2003	199,990,194
200,000,000	2.80	05/07/2003	199,998,310
36,480,000	7.25	05/15/2003	37,074,291
Federal Home Loan Mortgage Corp.
100,000,000	2.24	01/02/2003	99,993,778
100,000,000	2.25	01/02/2003	99,993,750
75,000,000	1.43	04/24/2003	74,664,531
45,000,000	2.48	04/24/2003	44,649,700
Federal National Mortgage Association
130,538,000	1.71	04/16/2003	129,886,942
58,627,000	1.43	04/30/2003	58,349,873
41,377,000	1.44	04/30/2003	41,180,045
200,000,000	1.52	04/30/2003	198,998,417
100,000,000	1.42	05/07/2003	99,503,000
Student Loan Marketing Association
74,000,000	1.92	01/14/2003	73,948,694
50,000,000	2.70	04/25/2003	50,020,145
40,000,000	2.65	06/13/2003	39,996,144

Total U.S. Government Agency Obligations			$2,084,110,003

Variable Rate Obligations#—11.0%
American Express Centurion Bank
$100,000,000	1.42%	01/24/2003	$100,000,000
American Express Credit Corp.
210,000,000	1.48	01/10/2003	210,057,076
50,000,000	1.47	01/17/2003	50,024,098
BellSouth Telecommunications, Inc.
200,000,000	1.46	03/04/2003	200,000,000
Ciesco L.P.
200,000,000	1.37	01/13/2003	200,000,000
Fleet National Bank
50,000,000	1.56	03/06/2003	50,016,776
General Electric Capital Corp.
155,000,000	1.46	01/09/2003	155,000,000
139,700,000	1.42	01/24/2003	139,712,557
Jackson National Life Global Funding
100,000,000	1.47	01/21/2003	100,000,000
Merrill Lynch & Co., Inc.
200,000,000	1.40	01/15/2003	200,000,000
Monumental Life Insurance Co.†
120,000,000	1.59	01/02/2003	120,000,000
55,000,000	1.55	02/01/2003	55,000,000
Morgan Stanley Dean Witter & Co.
100,000,000	1.33	01/02/2003	100,000,000
250,000,000	1.39	01/02/2003	250,000,000
New York Life Insurance Co.†
25,000,000	1.40	03/21/2003	25,000,000
50,000,000	1.49	04/01/2003	50,000,000
225,000,000	1.88	04/01/2003	225,000,000
Pacific Life Insurance Co.†
50,000,000	1.41	02/01/2003	50,000,000
SBC Communications, Inc.
221,000,000	1.38	03/14/2003	221,000,000
SunAmerica Life Insurance Co.†
100,000,000	1.75	02/03/2003	100,000,000
Travelers Insurance Co.†
100,000,000	1.77	01/30/2003	100,000,000
U.S. Bank, N.A.
100,000,000	1.34	01/30/2003	99,987,970
Wachovia Bank, N.A.
190,000,000	1.32	01/02/2003	190,000,000

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Prime Obligations Fund (continued)
December 31, 2002

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Variable Rate Obligations (continued)
Wells Fargo & Co.
$225,000,000	1.36%	01/14/2003	$224,993,312
39,000,000	1.37	01/14/2003	38,999,256

Total Variable Rate Obligations			$3,254,791,045

Time Deposit—0.7%
Chase Manhattan Bank, Grand Cayman
$200,000,000	1.25%	01/02/2003	$200,000,000

Total Time Deposit			$200,000,000

Total Investments before Repurchase Agreements			$22,705,127,607

Repurchase Agreements^*—23.2%
Goldman, Sachs & Co.
$1,000,000,000	1.25%	01/02/2003	$1,000,000,000
Maturity Value: $1,000,069,444
Joint Repurchase Agreement Account I
353,000,000	1.09	01/02/2003	353,000,000
Maturity Value: $353,021,441
Joint Repurchase Agreement Account II
5,490,700,000	1.25	01/02/2003	5,490,700,000
Maturity Value: $5,491,081,299

Total Repurchase Agreements			$6,843,700,000

Total Investments			$29,548,827,607

#	Variable or floating rate security index is based on either federal funds or LIBOR lending rate.
^	At December 31, 2002, these agreements were fully collateralized by U.S. Treasury or Federal Agency obligations.
*	Unless noted, all repurchase agreements were entered into on December 31, 2002.
†	Insurance company issued short-term funding agreement.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Money Market Fund
December 31, 2002

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Commercial Paper and Corporate Obligations—28.5%
Asset Backed
Asset Securitization Cooperative Corp.
$200,000,000	1.78%	01/23/2003	$199,782,444
Atlantis One Funding Corp.
45,000,000	1.79	01/24/2003	44,948,538
75,000,000	1.34	03/11/2003	74,807,375
100,000,000	1.34	03/13/2003	99,735,722
CXC, Inc.
25,000,000	1.77	03/11/2003	24,915,188
Edison Asset Securitization Corp.
50,000,000	1.65	03/12/2003	49,839,583
110,110,000	1.33	05/09/2003	109,589,302
Ford Credit Floor Plan Master Owner Trust A Series 2002-1
50,000,000	1.82	01/17/2003	49,959,556
Nieuw Amsterdam Receivables Corp.
50,000,000	1.80	01/16/2003	49,962,500
Scaldis Capital LLC
85,493,000	1.36	03/12/2003	85,266,918
Three Pillars Funding Corp.
18,540,000	1.43	01/14/2003	18,530,460
19,623,000	1.42	01/17/2003	19,610,616
11,248,000	1.42	01/21/2003	11,239,126
Three Rivers Funding Corp.
95,296,000	1.35	01/10/2003	95,263,838
Tulip Funding Corp.
148,486,000	1.42	06/03/2003	147,593,042
Commercial Banks
Bank of Nova Scotia
75,000,000	1.78	04/15/2003	74,614,333
50,000,000	1.34	05/12/2003	49,756,020
Banque Generale du Luxembourg
50,000,000	1.60	04/01/2003	49,800,000
Danske Bank A/S
100,000,000	1.35	05/19/2003	99,482,500
DePfa-Bank Europe PLC
100,000,000	1.79	01/16/2003	99,925,417
90,000,000	1.74	01/21/2003	89,913,000
Dresdner Bank AG
75,000,000	1.39	05/22/2003	74,591,687
Hamburgische Landesbank Girozentrale
250,000,000	1.33	02/18/2003	249,556,667
J.P. Morgan Chase & Co.
100,000,000	1.33	02/19/2003	99,818,972
Landesbank Schleswig-Holstein Girozentrale
70,000,000	1.64	04/15/2003	69,669,367
100,000,000	1.36	05/22/2003	99,467,333
Natexis Banques Populaires
80,000,000	1.68	02/07/2003	79,861,867
Standard Life Funding BV
75,000,000	1.65	03/27/2003	74,707,812
50,000,000	1.64	04/29/2003	49,732,042
50,000,000	1.38	05/19/2003	49,735,500
Svenska Handelsbanken, Inc.
25,000,000	1.56	05/02/2003	24,868,917
Financial Services
General Electric Capital International Funding
50,000,000	1.74	01/24/2003	49,944,417
General Electric Capital Services, Inc.
50,000,000	1.54	02/04/2003	49,927,278
Oil & Gas Extraction
Shell Finance PLC
50,000,000	1.70	03/03/2003	49,855,972
100,000,000	1.70	03/04/2003	99,707,222
16,000,000	1.74	04/04/2003	15,928,287
30,000,000	1.74	04/10/2003	29,856,862
50,000,000	1.65	04/15/2003	49,761,667
Savings Institutions
Alliance & Leicester PLC
40,000,000	1.63	04/10/2003	39,820,700
75,000,000	1.78	04/22/2003	74,588,375
Security and Commodity Brokers, Dealers and Services
Salomon Smith Barney Holdings, Inc.
50,000,000	1.74	02/25/2003	49,867,083

Total Commercial Paper and Corporate Obligations			$2,925,803,505

Certificate of Deposit—0.5%
Natexis Banques Populaires
$50,000,000	1.37%	05/22/2003	$50,000,000

Total Certificate of Deposit			$50,000,000

Bank Note—1.0%
World Savings Bank, FSB
$100,000,000	1.53%	02/07/2003	$99,998,819

Total Bank Note			$99,998,819

Medium-Term Notes-Eurodollar#—1.6%
ANZ Banking Group Ltd.
$50,000,000	1.76%	01/07/2003	$50,000,122
National Australia Bank Ltd.
85,000,000	1.45	02/18/2003	85,003,697
Nationwide Building Society
25,000,000	1.87	01/23/2003	25,005,851

Total Medium-Term Notes-Eurodollar			$160,009,670

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Money Market Fund (continued)
December 31, 2002

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Certificates of Deposit-Eurodollar—3.5%
HBOS Treasury Services PLC
$50,000,000	1.65%	02/12/2003	$50,000,000
80,000,000	1.63	03/03/2003	80,000,000
Unicredito Italiano SpA
225,000,000	1.38	05/23/2003	225,000,000

Total Certificates of Deposit-Eurodollar			$355,000,000

Certificates of Deposit-Yankeedollar—7.6%
Abbey National Treasury Services PLC
$50,000,000	3.09%	04/23/2003	$49,998,495
Canadian Imperial Bank of Commerce
100,000,000	2.86	05/07/2003	99,996,606
75,000,000	2.52	05/14/2003	74,962,227
Credit Agricole Indosuez
70,000,000	2.48	06/05/2003	69,989,713
Dresdner Bank AG
50,000,000	1.67	04/09/2003	50,000,000
Lloyds Bank PLC
50,000,000	1.67	02/10/2003	50,001,102
Rabobank Nederland
100,000,000	2.59	04/25/2003	99,987,662
75,000,000	3.06	04/25/2003	74,990,812
Westdeutsche Landesbank Girozentrale
100,000,000	1.78	03/11/2003	100,000,000
65,000,000	2.21	08/08/2003	64,994,210
Westpac Banking Corp. Ltd.
50,000,000	2.7	04/15/2003	49,997,189

Total Certificates of Deposit-Yankeedollar			$784,918,016

U.S. Government Agency Obligations—3.3%
Federal Home Loan Bank
$100,000,000	2.86%	05/06/2003	$100,000,000
Federal National Mortgage Association
142,500,000	1.42	05/02/2003	141,819,879
100,000,000	1.42	05/07/2003	99,503,000

Total U.S. Government Agency Obligations			$341,322,879

Variable Rate Obligations#—16.4%
Abbey National Treasury Services PLC
$200,000,000	1.33%	01/28/2003	$199,973,993
Bayerische Landesbank Girozentrale
175,000,000	1.34	01/24/2003	174,984,360
Ciesco L.P.
100,000,000	1.37	01/13/2003	100,000,000
Credit Agricole Indosuez
125,000,000	1.35	01/02/2003	124,981,242
37,000,000	1.35	01/27/2003	36,989,026
Danske Bank A/S
125,000,000	1.34	01/22/2003	124,976,189
General Electric Capital Corp.
75,000,000	1.46	01/09/2003	75,000,000
HBOS Treasury Services PLC
75,000,000	1.61	02/20/2003	75,000,000
Monumental Life Insurance Co.†
80,000,000	1.59	01/02/2003	80,000,000
Nationwide Building Society
80,000,000	1.42	01/14/2003	80,000,000
New York Life Insurance Co.†
40,000,000	1.49	01/02/2003	40,000,000
100,000,000	1.88	01/02/2003	100,000,000
25,000,000	1.40	03/21/2003	25,000,000
Nordea Bank Danmark A/S
75,000,000	1.35	01/27/2003	74,985,566
Royal Bank of Canada
150,000,000	1.34	01/22/2003	149,956,363
SunAmerica Life Insurance Co.†
50,000,000	1.49	01/02/2003	50,000,000
Svenska Handelsbanken AB
125,000,000	1.34	01/27/2003	124,979,899
Westdeutsche Landesbank
50,000,000	1.34	01/21/2003	49,983,681

Total Variable Rate Obligations			$1,686,810,319

Time Deposit—2.4%
Rabobank Nederland
$250,000,000	1.75%	01/02/2003	$250,000,000

Total Time Deposit			$250,000,000

Total Investments before Repurchase Agreements			$6,653,863,208

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Repurchase Agreements^*—35.1%
Joint Repurchase Agreement Account I
$215,700,000	1.09%	01/02/2003	$215,700,000
Maturity Value: $215,713,102
Joint Repurchase Agreement Account II
3,385,600,000	1.25	01/02/2003	3,385,600,000
Maturity Value: $3,385,835,111

Total Repurchase Agreements			$3,601,300,000

Total Investments			$10,255,163,208

#	Variable or floating rate security index is based on LIBOR lending rate.
^	At December 31, 2002, these agreements were fully collateralized by U.S. Treasury or Federal Agency obligations.
*	Unless noted, all repurchase agreements were entered into on December 31, 2002.
†	Insurance company issued short-term funding agreement.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Treasury Obligations Fund
December 31, 2002

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

U.S. Treasury Obligations—27.8%
United States Treasury Bills
$10,000,000	1.42%	05/01/2003	$9,952,833
440,000,000	1.55	05/01/2003	437,734,000
200,000,000	1.23	06/05/2003	198,940,833
525,000,000	1.30	06/05/2003	522,072,761
240,000,000	1.21	06/26/2003	238,580,267
United States Treasury Notes
50,000,000	5.50	05/31/2003	50,612,305
70,000,000	5.38	06/30/2003	71,376,491

Total U.S. Treasury Obligations			$1,529,269,490

Total Investments before Repurchase Agreements			$1,529,269,490

Repurchase Agreements^*—72.3%
Bank of America, N.A.
$235,000,000	1.05%	01/02/2003	$235,000,000
Maturity Value: $235,013,708
C.S. First Boston Corp.
225,000,000	1.15	01/02/2003	225,000,000
Maturity Value: $225,014,375
Deutsche Bank
200,000,000	1.10	01/02/2003	200,000,000
Maturity Value: $200,012,222
Goldman, Sachs & Co.
235,000,000	1.07	01/02/2003	235,000,000
Maturity Value: $235,013,969
Greenwich Capital
235,000,000	1.08	01/02/2003	235,000,000
Maturity Value: $235,014,100
Joint Repurchase Agreement Account I
2,227,900,000	1.09	01/02/2003	2,227,900,000
Maturity Value: $2,228,035,324
Lehman Brothers Holdings, Inc.
235,000,000	1.21	01/02/2003	235,000,000
Maturity Value: $235,055,290
Dated: 12/26/02
Merrill Lynch & Co., Inc.
235,000,000	1.05	01/02/2003	235,000,000
Maturity Value: $235,013,708
UBS Warburg LLC
150,000,000	1.23	01/23/2003	150,000,000
Maturity Value: $150,230,625
Dated: 12/09/02

Total Repurchase Agreements			$3,977,900,000

Total Investments			$5,507,169,490

^	At December 31, 2002, these agreements were fully collateralized by U.S. Treasury obligations.
*	Unless noted, all repurchase agreements were entered into on December 31, 2002.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Treasury Instruments Fund
December 31, 2002

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

U.S. Treasury Obligations—121.1%
United States Treasury Bills
$84,200,000	1.41%		01/02/2003	$84,196,714
208,500,000	1.55		01/02/2003	208,491,052
6,900,000	1.17		01/09/2003	6,898,206
20,900,000	1.03		01/23/2003	20,886,909
60,000,000	1.10		01/23/2003	59,959,667
18,800,000	1.11		01/23/2003	18,787,247
43,200,000	1.13		01/23/2003	43,170,266
300,000,000	1.15		01/23/2003	299,790,083
100,000,000	1.42		01/23/2003	99,913,222
19,300,000	1.49		01/23/2003	19,282,485
150,000,000	1.14	>	01/30/2003	149,867,000
125,000,000	1.18	>	01/30/2003	124,885,278
50,000,000	1.19		02/20/2003	49,917,708
200,000,000	1.25		05/01/2003	199,170,000
200,000,000	1.23		05/22/2003	199,040,417

Total U.S. Treasury Obligations				$1,584,256,254

Total Investments				$1,584,256,254

> Forward commitment.

Interest rates represent the annualized yield on date of purchase for discounted securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Government Fund
December 31, 2002

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

U.S. Government Agency Obligations—69.2%
Federal Farm Credit Bank
$50,000,000	1.29	%#	01/16/2003	$49,975,872
Federal Home Loan Bank
40,000,000	5.13		01/13/2003	40,036,032
70,000,000	1.66	#	01/18/2003	69,984,972
50,000,000	1.67	#	01/21/2003	49,991,743
50,000,000	1.30	#	01/26/2003	49,998,279
30,000,000	1.24	#	02/14/2003	29,994,104
50,000,000	1.27	#	02/19/2003	49,997,381
50,000,000	1.25	#	03/04/2003	49,976,939
120,000,000	1.24	#	03/12/2003	119,939,870
30,000,000	1.24	#	03/17/2003	29,991,778
75,000,000	1.24	#	03/29/2003	74,966,293
20,000,000	1.43		04/25/2003	19,909,750
40,000,000	2.84		05/05/2003	39,998,731
40,000,000	2.90		05/05/2003	39,998,039
20,000,000	2.80		05/07/2003	19,999,662
50,000,000	2.15		08/07/2003	49,999,627
25,565,000	3.13		11/14/2003	25,939,537
30,550,000	6.38		11/14/2003	31,849,881
Federal Home Loan Mortgage Corp.
50,000,000	2.20		01/02/2003	49,996,945
25,000,000	2.24		01/02/2003	24,998,444
58,000,000	1.67		01/30/2003	57,921,974
129,733,000	1.44		02/14/2003	129,504,670
14,300,000	6.38		11/15/2003	14,909,490
Federal National Mortgage Association
128,000,000	1.27	#	01/15/2003	127,975,363
75,000,000	1.28	#	01/20/2003	74,997,019
125,000,000	1.29	#	01/20/2003	124,944,061
250,000,000	1.65		01/22/2003	249,759,375
95,000,000	1.65	#	01/27/2003	94,996,678
275,000,000	1.56		01/29/2003	274,666,333
50,000,000	1.67		01/29/2003	49,935,056
50,000,000	1.53	#	02/01/2003	49,979,763
50,000,000	1.51	#	02/02/2003	49,987,164
100,000,000	1.27		02/03/2003	99,883,583
50,000,000	1.44		02/05/2003	49,930,000
50,000,000	1.48	#	02/05/2003	49,986,849
50,000,000	1.25	#	02/13/2003	49,969,937
140,000,000	1.62		02/26/2003	139,647,200
50,000,000	1.62		03/05/2003	49,858,250
50,000,000	1.26	#	03/11/2003	49,978,011
200,000,000	1.28		03/12/2003	199,502,222
150,000,000	1.64		03/19/2003	149,473,833
75,000,000	1.68		03/19/2003	74,730,500
100,000,000	1.55		04/02/2003	99,608,195
110,000,000	1.71		04/16/2003	109,451,375
150,000,000	1.29		04/30/2003	149,360,375
50,000,000	1.42		05/07/2003	49,751,500
150,000,000	1.32		06/04/2003	149,153,000
40,000,000	3.13		11/15/2003	40,387,750
Student Loan Marketing Association
75,000,000	1.43	#	01/02/2003	74,984,910
22,500,000	2.70		04/25/2003	22,509,065
30,000,000	2.65		06/13/2003	29,997,108
6,800,000	2.25		07/02/2003	6,799,391
20,000,000	2.60		07/02/2003	20,007,299

Total U.S. Government Agency Obligations				$3,882,091,178

Total Investments before Repurchase Agreements				$3,882,091,178

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Repurchase Agreements^*—30.8%
Deutsche Bank
$290,000,000	1.30%	01/14/2003	$290,000,000
Maturity Value: $290,638,806
Dated: 11/14/02
Joint Repurchase Agreement Account I
274,500,000	1.09	01/02/2003	274,500,000
Maturity Value: $274,516,673
Joint Repurchase Agreement Account II
500,000,000	1.25	01/02/2003	500,000,000
Maturity Value: $500,034,722
Merrill Lynch & Co., Inc.
265,000,000	1.29	02/14/2003	265,000,000
Maturity Value: $265,816,642
Dated: 11/20/02
UBS Warburg LLC
100,000,000	1.33	01/03/2003	100,000,000
Maturity Value: $100,110,833
Dated: 12/04/02
300,000,000	1.30	01/14/2003	300,000,000
Maturity Value: $300,660,833
Dated: 11/14/02

Total Repurchase Agreements			$1,729,500,000

Total Investments			$5,611,591,178

#	Variable or floating rate security index is based on either U.S. Treasury Bill or LIBOR lending rate.
^	At December 31, 2002, these agreements were fully collateralized by U.S. Treasury or Federal Agency obligations.
*	Unless noted, all repurchase agreements were entered into on December 31, 2002.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Federal Fund
December 31, 2002

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

U.S. Government Agency Obligations—99.9%
Federal Farm Credit Bank
$699,600,000	1.23	%‡	01/02/2003	$699,600,000
75,000,000	1.24		01/02/2003	74,997,417
70,000,000	1.25	#	01/02/2003	70,000,000
75,000,000	1.27	#	01/02/2003	74,978,066
125,000,000	1.27	#	01/02/2003	124,963,047
50,000,000	1.20		01/03/2003	49,996,667
30,000,000	1.24		01/03/2003	29,997,933
170,000,000	1.45		01/03/2003	169,986,306
125,000,000	1.24		01/06/2003	124,978,472
135,000,000	1.29	#	01/06/2003	134,976,834
50,000,000	1.41		01/06/2003	49,990,209
50,000,000	1.20		01/08/2003	49,988,333
75,000,000	1.24		01/09/2003	74,979,333
100,000,000	1.32	#	01/10/2003	99,971,204
60,000,000	1.25		01/13/2003	59,975,000
393,500,000	1.12	‡	01/15/2003	393,500,000
50,000,000	1.21		01/16/2003	49,974,791
100,000,000	1.29	#	01/16/2003	99,951,745
100,000,000	1.21		01/17/2003	99,946,222
75,000,000	1.25		01/23/2003	74,942,708
50,000,000	1.22		01/24/2003	49,961,028
70,000,000	1.32	#	01/27/2003	69,975,351
100,000,000	1.67	#	01/27/2003	99,997,727
50,000,000	1.22		01/29/2003	49,952,556
50,000,000	1.24		01/31/2003	49,948,333
50,000,000	1.25		02/10/2003	49,930,556
25,000,000	1.24		02/13/2003	24,962,972
75,000,000	1.25		02/18/2003	74,875,000
50,000,000	1.25		02/19/2003	49,914,931
132,250,000	1.21		02/20/2003	132,027,746
140,000,000	1.26	#	02/24/2003	139,962,342
40,000,000	1.22		02/28/2003	39,921,378
100,000,000	1.20		03/03/2003	99,796,667
175,000,000	1.72		03/03/2003	175,023,556
50,000,000	1.20		03/04/2003	49,896,667
200,000,000	1.24		03/04/2003	199,572,889
30,000,000	1.25		03/07/2003	29,932,292
54,000,000	1.58		03/10/2003	53,838,840
25,000,000	1.22		03/24/2003	24,930,528
58,000,000	1.67		04/01/2003	58,014,708
70,000,000	2.95		04/01/2003	69,996,893
Federal Home Loan Bank
44,300,000	1.18		01/02/2003	44,298,548
150,000,000	1.22	#	01/02/2003	149,989,689
36,400,000	1.25		01/02/2003	36,398,736
200,000,000	1.31	#	01/02/2003	199,946,498
330,000,000	1.29	#	01/03/2003	329,986,797
164,550,000	5.13		01/13/2003	164,720,207
150,000,000	1.30	#	01/14/2003	149,988,762
17,200,000	1.69		01/17/2003	17,187,081
140,000,000	1.66	#	01/18/2003	139,969,945
150,000,000	1.67	#	01/21/2003	149,975,229
8,423,000	1.27		01/22/2003	8,416,785
175,000,000	1.27	#	01/23/2003	174,996,676
275,000,000	1.30	#	01/26/2003	274,988,049
170,000,000	1.62	#	01/30/2003	169,979,296
68,000,000	1.49		01/31/2003	67,915,850
135,000,000	1.44	#	02/07/2003	134,919,982
50,000,000	1.24	#	02/14/2003	49,986,195
292,200,000	1.25		02/14/2003	291,753,583
204,000,000	1.26		02/14/2003	203,685,840
75,000,000	5.00		02/14/2003	75,327,775
250,000,000	1.27	#	02/19/2003	249,986,525
52,750,000	1.71		02/21/2003	52,622,213
10,000,000	1.26		02/24/2003	9,981,100
100,000,000	1.25	#	03/04/2003	99,953,878
112,600,000	1.26		03/05/2003	112,351,717
20,000,000	1.27		03/05/2003	19,955,725
50,000,000	1.27		03/12/2003	49,876,528
150,000,000	1.27		03/14/2003	149,619,000
282,380,000	1.28		03/14/2003	281,659,931
70,000,000	1.66		03/14/2003	69,767,600
65,000,000	1.25	#	03/15/2003	64,982,181
130,000,000	1.24	#	03/17/2003	129,964,371
401,750,000	1.27		03/19/2003	400,658,691
123,712,000	1.27		03/21/2003	123,367,222
50,000,000	1.67		03/21/2003	49,817,312
40,090,000	1.54		03/26/2003	39,945,943
52,800,000	1.66		03/26/2003	52,595,488
50,000,000	1.67		04/16/2003	49,756,458
50,000,000	1.43		04/25/2003	49,774,375
50,000,000	1.44		04/25/2003	49,772,792
100,000,000	1.61		04/25/2003	99,490,166
34,000,000	1.67		04/25/2003	33,820,197
50,000,000	3.00		04/25/2003	49,996,652
65,000,000	2.84		05/05/2003	64,997,939
60,000,000	2.90		05/05/2003	59,997,058
46,800,000	1.33		05/23/2003	46,554,482
117,335,000	1.31		06/04/2003	116,677,468
50,000,000	2.15		08/07/2003	49,999,627
75,000,000	3.13		11/14/2003	76,092,209
Student Loan Marketing Association
100,000,000	1.43	#	01/02/2003	99,979,879
80,000,000	1.22		01/03/2003	79,994,578
64,900,000	1.16		01/07/2003	64,887,453
85,000,000	2.65		06/13/2003	84,991,806
53,485,000	2.60		07/02/2003	53,504,518
35,000,000	4.61		07/25/2003	35,554,154
25,000,000	4.63		07/25/2003	25,398,551
Tennessee Valley Authority
100,000,000	1.27		01/30/2003	99,897,694
20,000,000	1.25		02/06/2003	19,975,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

U.S. Government Agency Obligations (continued)
Tennessee Valley Authority (continued)
$100,000,000	1.25%	02/07/2003	$99,871,528

Total U.S. Government Agency Obligations			$10,402,648,779

Total Investments			$10,402,648,779

#	Variable or floating rate security index is based on either U.S. Treasury Bill, LIBOR or Prime lending rate.
‡	Federal Farm Credit Banks Funding Corporation issued Master Note Purchase Agreement.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Tax-Free Money Market Fund
December 31, 2002

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Alabama—1.4%
Birmingham GO VRDN Capital Improvement Series 1998 A (Regions Bank LOC) (A-1/VMIG1)
$5,470,000	1.55%	01/02/2003	$5,470,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1995 A (A-1/VMIG1)
18,000,000	1.80	01/02/2003	18,000,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1995 C (A-1/VMIG1)
5,100,000	1.85	01/02/2003	5,100,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1999 B (A-1/VMIG1)
8,800,000	1.80	01/01/2003	8,800,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Series 1999 C (A-1/VMIG1)
5,500,000	1.85	01/02/2003	5,500,000
Gadsden IDA VRDN PCRB Refunding for Alabama Power Co. Project Series 1994 (A-1/VMIG1)
3,900,000	1.80	01/02/2003	3,900,000
Huntsville Alabama GO VRDN Warrants Series 2002 G (Regions Bank LOC) (A-1/VMIG1)
10,345,000	1.55	01/02/2003	10,345,000
Jefferson County Sewer Revenue Capital Improvement VRDN Series 2002 A (FGIC) (JP Morgan Chase SPA) (A-1+)
5,000,000	1.60	01/02/2003	5,000,000
Mobile City IDRB VRDN PCRB Refunding for Alabama Power Co. Series 1993 A (A-1/VMIG1)
5,100,000	1.62	01/02/2003	5,100,000

			$67,215,000

Alaska—1.2%
Alaska State Housing Finance Corp. VRDN Series 2000 B (A-1+/VMIG1)
$33,300,000	1.50%	01/01/2003	$33,300,000
Alaska State Housing Finance Corp. VRDN RB for Governmental Purposes Series 2001 A (MBIA) (A-1+)
24,400,000	1.60	01/02/2003	24,400,000

			$57,700,000

Arizona—0.6%
Mesa IDA VRDN RB for Discovery Health Systems Series 1999 B (MBIA) (JP Morgan Chase SPA) (A-1+/VMIG1)
$30,635,000	1.59%	01/01/2003	$30,635,000

California—2.0%
California Statewide Communities Development Authority TRANS Series 2002 B (SP-1+/MIG1)
$68,000,000	3.00%	06/30/2003	$68,428,400
Fresno California VRDN RB for Trinity Health Credit Series 2000 C (JP Morgan Chase SPA/Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
14,455,000	1.40	01/02/2003	14,455,000
Newport Beach VRDN RB for Hoag Memorial Hospital Series 1999 A (A-1+/VMIG1)
12,600,000	1.57	01/01/2003	12,600,000
Newport Beach VRDN RB for Hoag Memorial Hospital Series 1999 B (A-1+/VMIG1)
3,500,000	1.57	01/01/2003	3,500,000

			$98,983,400

Colorado—4.3%
Colorado Health Facilities Authority VRDN RB for Sisters of Charity (JP Morgan Chase SPA) (A-1+/VMIG1)
$27,900,000	1.65%	01/01/2003	$27,900,000
Colorado Springs Utilities VRDN RB Sub Lien Series 2000 A (Bayerische Landesbank SPA) (A-1+/VMIG1)
59,000,000	1.55	01/02/2003	59,000,000
Colorado State General Fund TRANS Series 2002 A (SP-1+)
78,650,000	3.00	06/27/2003	79,207,638
Northern Water Conservancy District COPS VRDN P-Floats-PT 1395 (MBIA) (Merrill Lynch Capital Services SPA) (A-1)
5,150,000	1.58	01/02/2003	5,150,000
Platte River Power Authority Electric VRDN RB Sub Lien Series 1993 S-1 (Morgan Guaranty Trust SPA) (A-1+/VMIG1)
12,200,000	1.50	01/01/2003	12,200,000
Regional Transportation District Company VRDN Transit Vehicles Project Series 2002 A (AMBAC) (Bayerische Landesbank SPA) (A-1+/VMIG1)
16,500,000	1.55	01/02/2003	16,500,000
Regional Transportation District COPS for Transit Vehicles Project Series 2002 A (Westdeutsche Landesbank LOC) (A-1+/VMIG1)
7,000,000	1.40	01/08/2003	7,000,000
Regional Transportation District Sales Tax VRDN RB P-Floats-PT 1413 Series 2002 (AMBAC) (Merrill Lynch Capital Services SPA) (A-1)
7,300,000	1.58	01/02/2003	7,300,000

			$214,257,638

Florida—4.3%
Broward County MF Hsg. VRDN RB for Island Club Apartments Series 2001 A (FHLMC) (A-1+)
$2,500,000	1.22%	01/02/2003	$2,500,000
Broward County MF Hsg. VRDN RB for Landings of Inverrary Apartments Series 1985 (FNMA) (VMIG1)
9,600,000	1.22	01/02/2003	9,600,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Florida (continued)
Broward County MF Hsg. VRDN RB for Sanctuary Apartments Project Series 1985 (FNMA) (VMIG1)
$6,000,000	1.22%	01/02/2003	$6,000,000
Eagle Tax Exempt Trust GO VRDN Weekly Participation Certificate 20026006 CL B (MBIA) (Citibank SPA) (A-1+)
7,880,000	1.61	01/02/2003	7,880,000
Florida Board of Education Eagle Tax-Exempt Trust Series 20010901 (Citibank SPA) (A-1+)
26,850,000	1.61	01/02/2003	26,850,000
Florida Board of Education Eagle Tax-Exempt Trust Series 20010906 Class A COPS (FGIC) (Citibank SPA) (A-1+)
1,500,000	1.61	01/02/2003	1,500,000
Florida Department of Transportation Eagle Tax-Exempt Trust Series 96C 0903 (Citibank SPA) (A-1+)
12,750,000	1.61	01/02/2003	12,750,000
Florida Local Government Financing Commission Pooled CP Notes Series A (Wachovia LOC) (A-1/P-1)
8,230,000	1.40	01/24/2003	8,230,000
9,680,000	1.25	02/14/2003	9,680,000
10,600,000	1.50	02/14/2003	10,600,000
11,625,000	1.20	04/07/2003	11,625,000
Florida State Board of Education Public Education VRDN P-Floats-PT 1465 Series 2002 (Merrill Lynch Capital Services SPA) (A-1)
8,615,000	1.58	01/02/2003	8,615,000
Jackson County VRDN PCRB RB Refunding for Gulf Power Co. Project Series 1997 (A-1/VMIG1)
1,930,000	1.85	01/02/2003	1,930,000
Jacksonville Florida Electric CP Series C-1 (JP Morgan Chase SPA) (P-1)
5,000,000	1.15	05/07/2003	5,000,000
Jacksonville Florida Electric Water & Sewer CP Series 2001 D (Dexia Credit Local SPA) (A-1/MIG1)
18,000,000	1.05	02/19/2003	18,000,000
Jacksonville Health Facilities Authority Hospital VRDN RB for Baptist Medical Center Project (Wachovia LOC) (A-1)
39,015,000	1.35	01/02/2003	39,015,000
Jacksonville Health Facilities CP Refunding for St. Lukes Hospital Association Series 2001 A (VMIG1)
20,000,000	1.40	01/23/2003	20,000,000
Kissimmee Utility Authority CP (Bank of Nova Scotia SPA) (P-1)
5,000,000	1.25	01/15/2003	5,000,000
8,500,000	1.10	02/28/2003	8,500,000

			$213,275,000

Georgia—6.8%
Albany Dougherty Payroll Development Authority VRDN PCRB for Georgia Power Co. Series 1991 (VMIG1)
$1,900,000	1.70%	01/01/2003	$1,900,000
Appling County IDA VRDN PCRB for Georgia Power Co. Pollution Hatch Project Series 1997 (A-1/VMIG1)
14,200,000	1.75	01/02/2003	14,200,000
Bartow County IDA VRDN PCRB for Georgia Power Co. Bowen First Series 1996 (VMIG1)
2,100,000	1.75	01/02/2003	2,100,000
Bartow County IDA VRDN PCRB for Georgia Power Co. Plant First Series 1997 (A-1/VMIG1)
6,300,000	1.80	01/01/2003	6,300,000
Burke County IDA VRDN PCRB for Georgia Power Co. Plant Vogtle First Series 1992 (VMIG1)
9,155,000	1.65	01/01/2003	9,155,000
Burke County IDA VRDN PCRB for Oglethorpe Power Corp. Series 1994 A (FGIC) (Dexia Credit Local SPA) (A-1+/VMIG1)
36,130,000	1.60	01/01/2003	36,130,000
Cobb County IDA VRDN PCRB for Georgia Power Co. Plant Project Series 1991 (VMIG1)
8,330,000	1.65	01/01/2003	8,330,000
Dekalb County Hospital Authority VRDN Anticipation Certificates for Dekalb Medical Center, Inc. Series 1993 B (Suntrust Bank LOC) (VMIG1)
4,080,000	1.55	01/01/2003	4,080,000
Dekalb Private Hospital Authority VRDN RB Anticipation Certificates for Children’s Health Care System Project Series 1998 B (Suntrust Bank LOC) (VMIG1)
12,000,000	1.50	01/01/2003	12,000,000
Effingham County IDA VRDN PCRB for Savannah Electric & Power Co. Project Series 1997 (A-1/VMIG1)
12,070,000	1.80	01/02/2003	12,070,000
Fulco Hospital Authority VRDN Revenue Anticipation Certificates for Peidmont Hospital Project Series 1999 (Suntrust Bank LOC) (A-1+/VMIG1)
31,280,000	1.55	01/01/2003	31,280,000
Metropolitan Atlanta Rapid Transit Authority Georgia Sales Tax VRDN RB Eagle Class Series 20026022 (Citibank SPA) (A-1+)
14,760,000	1.61	01/02/2003	14,760,000
Metropolitan Atlanta Rapid Transit Georgia Tax VRDN Series 2000 A (Westdeutsche Landesbank LOC/Bayerische Landesbank LOC) (A-1+/VMIG1)
41,180,000	1.60	01/01/2003	41,180,000
Metropolitan Atlanta Rapid Transit Georgia Tax VRDN Series 2000 B (Westdeutsche Landesbank LOC/Bayerische Landesbank LOC) (A-1+/VMIG1)
25,350,000	1.45	01/01/2003	25,350,000
Monroe County IDA VRDN PCRB for Georgia Power Co. Plant First Series 1997 (A-1/VMIG1)
3,300,000	1.80	01/02/2003	3,300,000
Monroe County IDA VRDN PCRB for Georgia Power Co. Plant Scherer Series 1997 (A-1/VMIG1)
15,200,000	1.75	01/02/2003	15,200,000

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Tax-Free Money Market Fund (continued)
December 31, 2002

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Georgia (continued)
Municipal Electric Authority of Georgia CP Series 2002 B (Westdeutsche Landesbank LOC/Bayerische Landesbank LOC/Wachovia LOC) (A-1+)
$1,424,000	1.10%	01/06/2003	$1,424,000
Municipal Electric Authority of Georgia RB CP Series 2002 B (Westdeutsche Landesbank LOC/Bayerische Landesbank LOC/Wachovia LOC) (A-1+)
10,000,000	1.10	01/06/2003	10,000,000
Municipal Electric Authority of Georgia VRDN RB General Resolution Projects Subseries B (MBIA) (A-1/VMIG1)
17,400,000	1.45	01/01/2003	17,400,000
Municipal Electric Authority of Georgia VRDN RB General Series 1985 C (Bayerische Landesbank LOC) (A-1/VMIG1)
25,400,000	1.55	01/01/2003	25,400,000
Municipal Electric Authority of Georgia VRDN RB Project One Subseries 1994 D (FSA) (Dexia Credit Local SPA) (A-1+/VMIG1)
12,800,000	1.55	01/01/2003	12,800,000
Municipal Electric Authority of Georgia VRDN RB Project One Subseries 2000 E (MBIA) (A-1/VMIG1)
6,800,000	1.45	01/01/2003	6,800,000
Municipal Electric Authority VRDN RB Project One Subseries 1994 E (FSA) (Dexia Credit Local SPA) (A-1+/VMIG1)
15,000,000	1.55	01/01/2003	15,000,000
Putnam County IDA VRDN PCRB for Georgia Power Co. Pollution Project Second Series 1997 (A-1/VMIG1)
6,400,000	1.80	01/02/2003	6,400,000
Putnam County IDA VRDN PCRB for Georgia Power Co. Pollution Project Branch Series 1998 (A-1/VMIG1)
5,500,000	1.75	01/02/2003	5,500,000
Savannah Economic Development Authority VRDN PCRB Refunding for Savannah Electric & Power Project Series 1993 (A-1/VMIG1)
2,785,000	1.65	01/01/2003	2,785,000

			$340,844,000

Hawaii—0.4%
Honolulu City & County GO VRDN P-Floats-PT 1461 Series 2002 (FGIC-TCRS) (Merrill Lynch Capital Services SPA) (A-1/NR)
$5,315,000	1.58%	01/02/2003	$5,315,000
Honolulu City & County GO VRDN Series 2000 A (Landesbank Hessen-Thueringen LOC) (A-1+/VMIG1)
16,300,000	1.45	01/01/2003	16,300,000

			$21,615,000

Idaho—0.1%
Idaho State GO TANS (SP-1+/MIG1)
$7,000,000	3.00%	06/30/2003	$7,050,364

Illinois—7.9%
Chicago Illinois GO Eagle Tax-Exempt Trust VRDN Series 20011301 Class A (FGIC) (Citibank SPA) (A-1+)
$8,910,000	1.61%	01/02/2003	$8,910,000
Chicago Illinois GO VRDN for Neighborhoods Alive 21-B (MBIA) (Lloyds TSB Bank PLC SPA) (A-1+/VMIG1)
17,500,000	1.55	01/02/2003	17,500,000
Chicago Illinois GO VRDN Series 2002 B (FGIC) (Landesbank Baden SPA) (A-1+/VMIG1)
14,000,000	1.60	01/02/2003	14,000,000
Chicago Illinois Metropolitan Water Reclamation District GO VRDN Refunding Series 2002 A (Bank of America SPA/Lloyds TSB Bank PLC SPA) (A-1+/VMIG1)
18,000,000	1.45	01/01/2003	18,000,000
Chicago Illinois Wastewater Transmission RB VRDN Merlots Series 2001 A125 (MBIA) (Wachovia Bank SPA) (VMIG1)
4,000,000	1.65	01/01/2003	4,000,000
City of Chicago Board of Education GO VRDN Series 2000 C (FSA) (Dexia Public Finance Bank SPA) (A-1+/VMIG1)
10,000,000	1.50	01/02/2003	10,000,000
City of Chicago Board of Education GO VRDN Series 2000 D (FSA) (Dexia Public Finance Bank SPA) (A-1+/VMIG1)
12,500,000	1.55	01/02/2003	12,500,000
City of Chicago Illinois CP (Bayerische Landesbank LOC) (A-1+/P-1)
6,360,000	1.45	01/22/2003	6,360,000
Cook County Illinois GO VRDN P-Floats-PT 1522 Series 2002 (AMBAC) (Merrill Lynch Capital Services SPA) (A-1)
8,945,000	1.58	01/02/2003	8,945,000
Cook County Illinois VRDN Capital Improvement Series 2002 B (Landesbank Hessen-Thueringen LOC) (A-1+/VMIG1)
32,000,000	1.23	01/01/2003	32,000,000
Evanston GO VRDN Capital Improvement Project Series 2000 D (Bank of America SPA) (VMIG1)
4,900,000	1.55	01/02/2003	4,900,000
Evanston GO VRDN Maple Street Project Series 2000 A (Bank of America SPA) (VMIG1)
18,500,000	1.55	01/02/2003	18,500,000
Evanston GO VRDN Recreation Center Project Series 2000 C (Bank of America SPA) (VMIG1)
5,400,000	1.55	01/02/2003	5,400,000
Illinois Development Finance Authority VRDN RB for Bradley University Project Series 2002 (FGIC) (National City Bank SPA) (A-1)
6,000,000	1.65	01/02/2003	6,000,000
Illinois GO Eagle Tax-Exempt Trust Series 96C 1301 (Citibank SPA) (A-1+)
5,000,000	1.61	01/02/2003	5,000,000
Illinois Health Facilities Authority VRDN for The Revolving Fund Pooled Finance Program Series 1985 C (Bank One, N.A. LOC) (A-1/VMIG1)
39,600,000	1.60	01/01/2003	39,600,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Illinois (continued)
Illinois Health Facilities Authority VRDN for The Revolving Fund Pooled Finance Program Series 1985 D (Bank One, N.A. LOC) (A-1/VMIG1)
$44,525,000	1.60%	01/01/2003	$44,525,000
Illinois Health Facilities Authority VRDN RB for Resurrection Health Series 1999 B (FSA) (Lasalle Bank, N.A. SPA) (A-1/VMIG1)
5,450,000	1.55	01/01/2003	5,450,000
Illinois State GO Eagle Tax-Exempt Trust Series 95C 1305 Class A COPS (FGIC) (Citibank SPA) (A-1+/VMIG1)
14,850,000	1.61	01/02/2003	14,850,000
Illinois State GO VRDN ROCS Series II-R-1007 (MBIA) (Salomon Smith Barney SPA) (VMIG1)
11,835,000	1.61	01/02/2003	11,835,000
Illinois State RANS (SP-1+/MIG1)
16,000,000	2.50	05/15/2003	16,054,535
Illinois State Sales Tax Revenue VRDN Merlots Series 2001 A102 (Wachovia Bank SPA) (A-1+)
13,145,000	1.65	01/01/2003	13,145,000
Illinois State Toll Highway Authority VRDN RB Series 1998 B (FSA) (Landesbank Hessen-Thueringen SPA) (VMIG1)
11,400,000	1.65	01/02/2003	11,400,000
Illinois State Toll Highway Priority VRDN Refunding Series 1993 B (MBIA) (Societe Generale LOC) (A-1+/VMIG1)
45,500,000	1.45	01/01/2003	45,500,000
Metropolitan Pier & Exposition Authority for Dedicated State Tax Floater-PT 1450 Series 2002 (MBIA) (Merrill Lynch SPA) (A-1)
7,915,000	1.58	01/02/2003	7,915,000
Metropolitan Pier Eagle Tax-Exempt Trust Series 20001307 Class A (FGIC) (Citibank SPA) (A-1)
10,205,000	1.61	01/02/2003	10,205,000
Village of Sauget VRDN PCRB Refunding for Monsanto Co. Project Series 1992 (P-1)
1,000,000	1.60	01/01/2003	1,000,000
Village of Sauget VRDN PCRB Refunding for Monsanto Co. Project Series 1993 (P-1)
1,900,000	1.60	01/01/2003	1,900,000

			$395,394,535

Indiana—2.1%
Indiana Hospital Equipment Financing Authority VRDN Insured Series 1985 A (MBIA) (Bank One Trust Co. SPA) (A-1+/VMIG1)
$47,975,000	1.55%	01/01/2003	$47,975,000
Indiana State Development Finance Authority VRDN PCRB Refunding for ALCOA, Inc. Project (VMIG2)
9,000,000	1.78	01/01/2003	9,000,000
Indiana TFA Eagle Tax-Exempt Trust Series 200011401 Class A (Citibank SPA) (A-1+)
6,515,000	1.61	01/02/2003	6,515,000
Indiana TFA Eagle Tax-Exempt Trust Series 20001401 (Citibank SPA) (A-1+)
14,800,000	1.61	01/02/2003	14,800,000
Indianapolis Bond Bank Eagle Tax-Exempt Trust Series 20021401 Class A (Citibank SPA) (A-1+)
18,165,000	1.61	01/02/2003	18,165,000
Warrick County VRDN PCRB Refunding for ALCOA Project Series 1992 (A-1)
7,475,000	1.78	01/02/2003	7,475,000

			$103,930,000

Iowa—1.3%
Chillicothe City VRDN PCRB Refunding for Midwest Power Systems, Inc. Series 1993 A (A-1/VMIG1)
$2,400,000	1.70%	01/01/2003	$2,400,000
Iowa Financing Authority VRDN RB Refunding for Trinity Health Series 2000 D (JP Morgan Chase SPA) (A1+/VMIG1)
35,540,000	1.50	01/02/2003	35,540,000
Iowa Higher Education Loan Authority VRDN RB for Grinnell Private College Facility (VMIG1)
12,500,000	1.55	01/02/2003	12,500,000
Iowa State RANS Primary Road Funding Series 2002 (MIG1)
14,080,000	2.50	06/30/2003	14,151,599

			$64,591,599

Kansas—0.3%
Kansas State Department of Transportation Highway VRDN RB Refunding Series 2002 D (Dexia Credit Local SPA) (A-1+/VMIG1)
$5,000,000	1.52%	01/01/2003	$5,000,000
Kansas State Department of Transportation Highway VRDN RB Series 2000 C-1 (Kansas State LOC) (A-1+/VMIG1)
7,500,000	1.55	01/01/2003	7,500,000
Kansas State Department of Transportation Highway VRDN RB Series 2000 C-2 (Kansas State LOC) (A-1+/VMIG1)
4,000,000	1.55	01/01/2003	4,000,000

			$16,500,000

Kentucky—2.3%
Kentucky Association of Counties Advance Revenue/Cash Flow Borrowings TRANS (SP-1)
$39,000,000	3.00%	06/30/2003	$39,249,557
Kentucky Development Finance Authority Hospital VRDN RB Floater-PT 625 (FGIC) (Banque Nationale Paris SPA) (A-1+)
22,245,000	1.58	01/02/2003	22,245,000
Kentucky Economic Development Financing Authority Hospital Facilities VRDN RB for The Health Alliance of Greater Cincinnati Series 1997 D (MBIA) (Credit Suisse First Boston SPA) (A-1+/VMIG1)
13,758,000	1.58	01/01/2003	13,758,000

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Tax-Free Money Market Fund (continued)
December 31, 2002

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Kentucky (continued)
Kentucky Interlocal School Transportation Association TRANS (SP-1+/MIG1)
$36,700,000	3.00%	06/30/2003	$36,942,099
Louisville & Jefferson County Eagle Tax-Exempt Trust Series 20011701 Class A COPS (MBIA) (Citibank SPA) (A-1+)
2,500,000	1.61	01/02/2003	2,500,000

			$114,694,656

Louisiana—2.2%
Delhi Louisiana IDRB VRDN Refunding for Tifton Aluminum Co. Project (A-1/VMIG1)
$7,000,000	1.78%	01/01/2003	$7,000,000
Louisiana Offshore Terminal Authority VRDN RB Refunding for Deepwater Port First Stage Series 1992 A Loop, Inc. (Suntrust Bank Nashville LOC/SPA) (A-1+/VMIG1)
12,035,000	1.80	01/02/2003	12,035,000
New Orleans Aviation Board RB Refunding Series 1995 A (MBIA) (Dexia Credit Local SPA) (A-1+/VMIG1)
8,925,000	1.60	01/01/2003	8,925,000
New Orleans Aviation Board VRDN Refunding Series 1993 B (MBIA) (Dexia Credit Local SPA) (A-1+/VMIG1)
54,715,000	1.60	01/01/2003	54,715,000
Saint James Parish Louisiana VRDN PCRB Refunding for Occidental Petroleum Series 1996 (Bayerische Landesbank LOC) (P-1)
16,100,000	1.60	01/01/2003	16,100,000
South Louisiana Commission Port VRDN RB Refunding for Occidental Petroleum Corp. Series 1996 (Bank of New York LOC) (P-1)
11,800,000	1.60	01/01/2003	11,800,000

			$110,575,000

Maryland—0.2%
University of Maryland System Auxiliary Facility & Tuition VRDN P-Floats-PT 428 Series 2000 (Merrill Lynch SPA) (A-1)
$4,930,000	1.58%	01/02/2003	$4,930,000
Washington Suburban Sanitation District VRDN BANS Series 2001 (Westdeutsche Landesbank LOC) (A-1+/VMIG1)
4,000,000	1.55	01/01/2003	4,000,000

			$8,930,000

Massachusetts—3.1%
Massachusetts Bay Transport Authority GO VRDN General Transportation System (Westdeutsche Landesbank SPA) (A-1+/VMIG1)
$25,200,000	1.55%	01/01/2003	$25,200,000
Massachusetts State Water Resources Authority VRDN RB for Multi-Modal-Sub-General Series 1999 B (Helaba LOC) (A-1+/VMIG1)
24,800,000	1.50	01/01/2003	24,800,000
Massachusetts VRDN GO Series 1998 B (Toronto Dominion Bank SPA) (A-1/VMIG1)
33,100,000	1.50	01/02/2003	33,100,000
Massachusetts Water Resources Authority Series 1999 (State Street Corp. LOC) (A-1+/P-1)
11,000,000	1.35	01/29/2003	11,000,000
15,000,000	1.40	01/29/2003	15,000,000
Massachusetts Water Resources Authority VRDN RB for Multi-Modal-Refunding-Sub-General Series 1998 D (FGIC) (A-1+/VMIG1)
46,450,000	1.50	01/01/2003	46,450,000

			$155,550,000

Michigan—3.9%
Michigan Building Authority Eagle Tax-Exempt Trust Series 20012204 Class A (Citibank SPA) (A-1+)
$8,000,000	1.61%	01/02/2003	$8,000,000
Michigan Municipal Bond Authority RANS Series 2002 C-1 (SP-1+)
81,825,000	2.25	08/22/2003	82,262,563
Michigan Municipal Bond Authority VRDN P-Floats-PT 396 Series 2000 (Merrill Lynch SPA) (A-1)
8,750,000	1.58	01/02/2003	8,750,000
Michigan State Building Authority VRDN RB P-Floats-PT 398 Series 2000 (Merrill Lynch SPA) (A-1+)
6,605,000	1.58	01/02/2003	6,605,000
Michigan State Hospital Finance Authority VRDN RB Refunding for Trinity Health Series 2000 E (AMBAC) (JP Morgan Chase SPA/Northern Trust SPA) (A1+/VMIG1)
42,225,000	1.60	01/02/2003	42,225,000
Michigan State Trunk Line Fund Series 1998 A-Eagle Tax-Exempt Trust Series 982202 Class A (Citibank SPA) (A-1+)
30,165,000	1.61	01/02/2003	30,165,000
Michigan State University VRDN RB General Series 2000 A (Dexia Credit Local SPA) (A-1+/VMIG1)
5,000,000	1.55	01/01/2003	5,000,000
University of Michigan VRDN RB General Series 2002 (A-1+/VMIG1)
13,000,000	1.45	01/02/2003	13,000,000

			$196,007,563

Minnesota—1.7%
City of Rochester CP Health Care Facilities Mayo Foundation Series 2001 A (Wachovia Bank SPA) (A-1)
$25,000,000	1.10%	01/14/2003	$25,000,000
Elk River Independent School District #728 GO VRDN ROCS Series II-R-183 (FSA) (Salomon Smith Barney SPA) (VMIG1)
9,175,000	1.61	01/02/2003	9,175,000
Minnesota State Eagle Tax-Exempt Trust Series 20012301 Class A (Citibank SPA) (A-1+)
3,300,000	1.61	01/02/2003	3,300,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Minnesota (continued)
Rochester Health Care Facilities CP RB for Mayo Foundation/Mayo Medical Center Series 1992 A (A-1+)
$3,800,000	1.50%	01/23/2003	$3,800,000
University of Minnesota VRDN RB Cap Projects Series 1999 A (A-1+/VMIG1)
42,410,000	1.60%	01/01/2003	42,410,000

			$83,685,000

Mississippi—0.2%
Mississippi State GO Eagle Tax-Exempt Trust Series 20012402 Class A (Citibank SPA) (A-1)
$11,000,000	1.61%	01/02/2003	$11,000,000

Missouri—1.0%
Bi State Development Agency Metropolitan District VRDN RB for Metrolink Cross County Project Series 2002 A (FSA) (Westdeutsche Landesbank AG SPA) (A-1+/VMIG1)
$12,000,000	1.60%	01/01/2003	$12,000,000
Missouri Environmental Improvement & Energy VRDN PCRB Refunding for Monsanto Co. Project Series 1993 (P-1)
1,500,000	1.55	01/01/2003	1,500,000
Missouri Health & Educational Facility Authority VRDN RB for Washington University Project Series 1984 (JP Morgan Chase SPA) (A-1+/VMIG1)
6,650,000	1.60	01/01/2003	6,650,000
Missouri State GO VRDN P-Floats-PT 1542 Series 2002 (Merrill Lynch SPA) (A-1)
8,995,000	1.58	01/02/2003	8,995,000
Missouri State Health & Educational Facility Authority VRDN RB for Medical Research Facilities-Stowers (MBIA) (Toronto Dominion Bank SPA) (A-1+/VMIG1)
22,300,000	1.60	01/02/2003	22,300,000

			$51,445,000

Nevada—0.2%
Clark County Nevada Eagle Tax-Exempt Trust Series 002801 Class A (Citibank SPA) (A-1+)
$1,000,000	1.61%	01/02/2003	$1,000,000
Clark County Nevada Eagle Tax-Exempt Trust Series 962803 Class A (FGIC) (Citibank SPA) (A-1+)
8,345,000	1.61	01/02/2003	8,345,000

			$9,345,000

New Hampshire—0.1%
New Hampshire State GO CP Series 2000 A (Landesbank Hessen-Thueringen SPA) (A-1+)
$4,500,000	1.15%	03/06/2003	$4,500,000

New Jersey—1.1%
New Jersey TRANS Series 2002 A (SP-1+/MIG1)
$53,500,000	3.00%	06/12/2003	$53,849,753

New Mexico—1.5%
Albuquerque NM VRDN RB Refunding (MBIA) (Bank of America SPA) (A-1+/VMIG1)
$8,960,000	1.50%	01/01/2003	$8,960,000
New Mexico State Severance Tax VRDN P-Floats-PT 1428 Series 2002 (Merrill Lynch SPA) (A-1)
11,615,000	1.58	01/02/2003	11,615,000
New Mexico State TRANS Series 2002 A (SP-1+/MIG1)
35,000,000	2.25	06/30/2003	35,180,579
University of New Mexico VRDN RB Sub Lien Systems Improvement Series 2001 (Westdeutsche Landesbank SPA) (A-1+/VMIG1)
16,450,000	1.60	01/01/2003	16,450,000

			$72,205,579

New York—12.6%
Long Island Power Authority Electric System VRDN RB Subseries 1998 2A (Westdeutsche Landesbank LOC/State Street Corp. LOC) (A-1+/VMIG1)
$5,900,000	1.55%	01/01/2003	$5,900,000
Long Island Power Authority Electric System VRDN RB Subseries 1998 3A (Morgan Guaranty Trust LOC) (A-1+/VMIG1)
5,000,000	1.50	01/01/2003	5,000,000
Metropolitan Transportation Authority Dedicated Tax Fund VRDN P-Floats-PT 656 Series 2000 A (FGIC) (Merrill Lynch SPA) (A-1)
2,625,000	1.55	01/02/2003	2,625,000
Metropolitan Transportation Authority Dedicated Tax Fund VRDN RB Series 2002 B (FSA) (Dexia Credit Local SPA) (A-1+)
26,000,000	1.45	01/02/2003	26,000,000
Metropolitan Transportation Authority Eagle Tax-Exempt Trust Series 20022303 Class A (FSA) (Citibank SPA) (A-1+)
9,155,000	1.55	01/02/2003	9,155,000
Metropolitan Transportation Authority Eagle Tax-Exempt Trust Series 20022304 Class A (FGIC) (Citibank SPA) (A-1+)
14,290,000	1.55	01/02/2003	14,290,000
Metropolitan Transportation Authority Eagle Tax-Exempt Trust Series 20022305 Class A (FSA) (Citibank SPA) (A-1+)
6,470,000	1.55	01/02/2003	6,470,000
Miller Place Union Free School District TANS (MIG1)
4,500,000	2.50	06/27/2003	4,519,538
New York City GO VRDN Subseries 1994 B-2 (Morgan Guaranty Trust LOC) (A-1/VMIG1)
5,000,000	1.55	01/02/2003	5,000,000
New York City GO VRDN Subseries 2002 C-2 (Bayerische Landesbank LOC) (A-1+/VMIG1)
12,000,000	1.50	01/01/2003	12,000,000
New York City GO VRDN Subseries 2002 C-3 (BNP Paribas LOC) (A-1+/VMIG1)
25,000,000	1.55	01/01/2003	25,000,000

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Tax-Free Money Market Fund (continued)
December 31, 2002

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York (continued)
New York City GO VRDN Subseries 2002 C-5 (Bank of New York LOC) (A-1+/VMIG1)
$34,300,000	1.50%	01/01/2003	$34,300,000
New York City Transitional Finance Authority Eagle Tax Exempt Trust Series 20003203 Class A COPS (Citibank SPA) (A-1+)
2,890,000	1.55	01/02/2003	2,890,000
New York City Transitional Finance Authority BANS Series 1 (SP-1+/MIG1)
38,500,000	2.50	11/06/2003	38,789,564
New York City Transitional Finance Authority BANS Series 2004 4 (SP-1+/MIG1)
30,000,000	2.50	02/26/2003	30,034,589
New York City Transitional Finance Authority RB for Future Tax Secured Series 2002 C (AAA)
18,855,000	2.50	08/01/2003	18,971,175
New York City Transitional Finance Authority VRDN RB Future Tax Secured Series 1998 A-2 (Bank of Nova Scotia SPA) (A-1+/VMIG1)
27,420,000	1.50	01/01/2003	27,420,000
New York City Water CP Finance Series 5B (Westdeutsche Landesbank LOC/Bayerische Landesbank LOC) (A-1+)
10,500,000	1.05	02/10/2003	10,500,000
15,000,000	1.05	02/11/2003	15,000,000
New York GO RANS Series A (Dexia Credit Local SPA) (SP-1+/MIG1)
26,000,000	3.75	04/11/2003	26,166,656
New York GO VRDN Subseries 1994 E2 (Morgan Guaranty Trust LOC) (A-1+/VMIG1)
5,600,000	1.55	01/02/2003	5,600,000
New York State Environmental Facilities Corp. RB Eagle Tax-Exempt Trust Series 96C 3204 COPS (Citibank SPA) (A-1+)
9,300,000	1.55	01/02/2003	9,300,000
New York State Housing Finance Agency VRDN RB for 20 River Terrace Housing Series 2002 A (Fleet National Bank LOC) (VMIG1)
28,300,000	1.55	01/01/2003	28,300,000
New York State Housing Finance Agency VRDN RB for Liberty View Apartments Housing Series 1997 A (FNMA) (A-1+)
10,600,000	1.55	01/01/2003	10,600,000
New York State Power Authority VRDN RB Subseries 2000 1 (A-1/VMIG1)
7,400,000	1.55	01/01/2003	7,400,000
New York State Power Authority VRDN RB Subseries 2000 5 (A-1/VMIG1)
6,100,000	1.55	01/01/2003	6,100,000
New York State Thruway Authority General Revenue CP Series 2001 (Landesbank Hessen-Thueringen LOC) (A-1+)
16,000,000	1.10	04/09/2003	16,000,000
Sachem Central School District Holbrook GO TANS Series 2002 (MIG1)
12,000,000	2.50	06/26/2003	12,052,363
Sayville Union Free School District GO TANS Series 2002
3,000,000	2.50	06/30/2003	3,014,201
Suffolk County GO TANS (SP-1+/MIG1)
4,445,000	2.50	09/09/2003	4,475,992
Triborough Bridge & Tunnel Authority Special Obligation VRDN RB Refunding Series 2000 C (FSA) (JP Morgan Chase SPA/ Lloyds TSB Bank PLC SPA) (A-1+/VMIG1)
78,760,000	1.50	01/01/2003	78,760,000
Triborough Bridge & Tunnel Authority VRDN RB for General Purpose Series 2001 B (AMBAC) (State Street Corp. SPA) (A-1+/VMIG1)
35,700,000	1.50	01/01/2003	35,700,000
Triborough Bridge & Tunnel Authority VRDN RB for General Purpose Series 2001 C (AMBAC) (Bayerische Landesbank SPA) (A-1+/VMIG1)
34,800,000	1.50	01/01/2003	34,800,000
Triborough Bridge & Tunnel Authority VRDN RB Refunding for General Purpose Series 2003 F (ABN Amro Bank N.V. SPA) (A-1+/VMIG1)
51,300,000	1.60	01/02/2003	51,300,000
Triborough Bridge & Tunnel Authority VRDN RB Refunding Series 2000 D (FSA) (Lloyds TSB Bank PLC SPA) (A-1+/VMIG1)
8,000,000	1.50	01/01/2003	8,000,000

			$631,434,078

North Carolina—2.1%
Charlotte Water & Sewer Systems VRDN RB Refunding Series 2002 C (Bank of America SPA) (A-1+/VMIG1)
$19,000,000	1.52%	01/02/2003	$19,000,000
City of Greensboro COPS VRDN for Municipal Property Acquisition Project Series 1998 (Wachovia Bank of NC SPA) (A-1/VMIG1)
3,500,000	1.55	01/02/2003	3,500,000
North Carolina Health Care Facilities VRDN RB Wakemed Project Series 1999 (Wachovia Bank N.A. LOC) (A-1)
20,505,000	1.55	01/02/2003	20,505,000
North Carolina Medical Care Commission Hospital VRDN RB for Baptist Hospitals Project Series 2000 (Wachovia Bank SPA) (A-1/VMIG1)
7,600,000	1.55	01/01/2003	7,600,000
North Carolina State GO VRDN for Public Improvement Series 2002 E (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
7,300,000	1.50	01/01/2003	7,300,000
North Carolina State GO VRDN Refunding Series 2002 E (Bayerische Landesbank SPA) (A-1+/VMIG1)
5,000,000	1.50	01/01/2003	5,000,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

North Carolina (continued)
North Carolina State GO VRDN Refunding Series 2002 F (Landesbank Baden Wurttm SPA) (A-1+/VMIG1)
$25,000,000	1.55%	01/01/2003	$25,000,000
Wilmington GO VRDN Refunding (Wachovia Bank SPA) (A-1/VMIG1)
6,625,000	1.50	01/01/2003	6,625,000
Winston Salem Water & Sewer Systems VRDN RB Series 2002 B (Dexia Credit Local SPA) (A-1+/VMIG1)
4,700,000	1.50	01/01/2003	4,700,000
Winston Salem Water & Sewer Systems VRDN RB Series 2002 C (Dexia Credit Local SPA) (A-1+/VMIG1)
5,000,000	1.55	01/01/2003	5,000,000

			$104,230,000

Ohio—2.2%
Cuyahoga County Hospital VRDN RB for University Hospitals Health Systems, Inc. Series 1999 C (AMBAC) (JP Morgan Chase SPA) (A-1+/VMIG1)
$6,400,000	1.60%	01/02/2003	$6,400,000
Franklin County VRDN RB for Trinity Health Credit Series 2000 F (JP Morgan Chase SPA/ Bayerische Landesbank SPA) (A-1+/VMIG1)
60,050,000	1.55	01/02/2003	60,050,000
Hamilton County Hospital Facilities VRDN RB for The Health Alliance of Greater Cincinnati Series 1997 B (MBIA) (Credit Suisse First Boston SPA) (A-1/VMIG1)
24,753,000	1.58	01/01/2003	24,753,000
Hamilton County Hospital Facilities VRDN RB for The Health Alliance of Greater Cincinnati Series 1997 F (MBIA) (Credit Suisse First Boston SPA) (A-1/VMIG1)
4,400,000	1.58	01/01/2003	4,400,000
Ohio State University General Receipts VRDN RB Series 1999 B-2 (A-1+/VMIG1)
3,885,000	1.57	01/01/2003	3,885,000
Ohio State Water Development Authority VRDN RB Refunding for Water Development Pure Water Series 2002 B (MBIA) (State Street Corp. SPA) (A-1+/VMIG1)
10,000,000	1.50	01/01/2003	10,000,000

			$109,488,000

Oklahoma—0.3%
Payne County Economic Development Authority Student Housing VRDN RB for Osuf Phase III Project (AMBAC) (Dexia Credit Local SPA) (VMIG1)
$15,500,000	1.62%	01/02/2003	$15,500,000

Oregon—2.8%
Oregon State GO VRDN Series 1985 73 G (JP Morgan Chase SPA) (A-1+/VMIG1)
$39,000,000	1.55%	01/01/2003	$39,000,000
Oregon State GO VRDN Series 1985 73 H (Bayerische Landesbank SPA) (A-1+/VMIG1)
34,200,000	1.55	01/01/2003	34,200,000
Oregon State TANS Series 2002 A (SP-1+/MIG1)
33,500,000	3.25	05/01/2003	33,634,918
Tri-County Metropolitan Transportation District VRDN RB for Interstate Max Project Series 2001 A (Bayerische Landesbank LOC) (A-1+/VMIG1)
35,000,000	1.55	01/02/2003	35,000,000

			$141,834,918

Pennsylvania—3.8%
Commonwealth of Pennsylvania GO Bonds First Series 1994 Eagle Tax-Exempt Trust 943804 Class A COPS (AMBAC) (Citibank SPA) (A-1+)
$15,030,000	1.61%	01/02/2003	$15,030,000
Lancaster County Hospital Authority VRDN RB for Health Center Masonic Homes Project (AMBAC) (A-1/VMIG1)
11,725,000	1.55	01/01/2003	11,725,000
Lancaster County Hospital Authority VRDN RB for Health Center Masonic Homes Series 1999 (AMBAC) (PNC Bank SPA) (A-1/VMIG1)
3,455,000	1.55	01/01/2003	3,455,000
Lancaster County Hospital Authority VRDN RB for Health Center Masonic Homes Series 2001 (AMBAC) (Wachovia Bank SPA) (A-1+)
28,540,000	1.55	01/01/2003	28,540,000
Pennsylvania State University VRDN RB Series 2002 A (Toronto-Dominion Bank SPA) (A-1/VMIG1)
18,900,000	1.57	01/02/2003	18,900,000
Pennsylvania Turnpike Commission VRDN RB Series 2002 A-1 (Westdeutsche Landesbank SPA) (A-1+/VMIG1)
30,300,000	1.50 >	01/01/2003	30,300,000
Pennsylvania Turnpike Commission VRDN RB Series 2002 A-3 (Bayerische Landesbank SPA) (A-1+/VMIG1)
10,185,000	1.50	01/01/2003	10,185,000
Pennsylvania Turnpike Commission VRDN RB Series 2002 B (Dexia Credit Local SPA) (A-1+/VMIG1)
31,380,000	1.55	01/02/2003	31,380,000
Philadelphia Hospitals & Higher Education Facilities Authority VRDN RB for Childrens Hospital Project Series 2002 B (JP Morgan Chase SPA/ Westdeutsche Landesbank SPA) (A-1+/VMIG1)
9,300,000	1.80	01/02/2003	9,300,000
Philadelphia School District TRANS (SP-1/MIG1)
6,000,000	2.75	06/30/2003	6,029,117
Philadelphia TRANS Series 2002 A (SP-1+/MIG1)
9,000,000	3.00	06/30/2003	9,064,708

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Tax-Free Money Market Fund (continued)
December 31, 2002

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Pennsylvania (continued)
Temple University of Commonwealth Systems Pennsylvania University Funding Obligation RANS (MIG1)
$17,400,000	3.00%	05/06/2003	$17,463,099

			$191,371,924

Puerto Rico—0.4%
Puerto Rico Government Development Bank CP (A-1+)
$4,000,000	1.40%	01/23/2003	$4,000,000
11,154,000	1.20	03/21/2003	11,154,000
5,000,000	1.25	03/21/2003	5,000,000

			$20,154,000

Rhode Island—0.1%
Rhode Island Clean Water Protection Finance Agency VRDN PCRB P-Floats-PT 1403 Series 2002 (Merrill Lynch SPA) (A-1)
$5,175,000	1.58%	01/02/2003	$5,175,000

South Carolina—0.6%
South Carolina Eagle Tax-Exempt Trust Series 20014001 Class A (MBIA) (Citibank SPA) (A-1+)
$7,000,000	1.61%	01/02/2003	$7,000,000
South Carolina Public Service Authority CP Series 2002 (Bank of Nova Scotia LOC/Toronto-Dominion Bank LOC) (A-1+)
16,500,000	1.10	01/21/2003	16,500,000
South Carolina State VRDN P-Floats-PT 1225 Series 2000 (Merrill Lynch SPA) (A-1)
6,805,000	1.54	01/02/2003	6,805,000

			$30,305,000

Tennessee—2.2%
Blount County IDB VRDN PCRB Refunding for ALCOA Series 1992 (A-1)
$2,450,000	1.78%	01/02/2003	$2,450,000
City of Memphis GO CP Series 2001 (Westdeutsche Landesbank SPA) (A-1+/P-1)
8,000,000	1.20	6/13/2003	8,000,000
Metropolitan Government Nashville & Davidson County Health & Education Facilities Board VRDN RB for Vanderbilt University Series 2002 A (Bayerische/ Landesbank Girozentrale SPA) (A-1+/VMIG1)
3,400,000	1.85	01/02/2003	3,400,000
Metropolitan Government Nashville & Davidson County Health & Education Facilities Board VRDN RB for Vanderbilt University Series 2000 B (Bayerische Landesbank SPA) (A-1+/VMIG1)
35,990,000	1.50	01/02/2003	35,990,000
Metropolitan Government Nashville & Davidson County Health & Education Facilities Board VRDN RB for Vanderbilt University Series 2002 B (Bayerische Landesbank SPA) (A-1+/VMIG1)
2,000,000	1.85	01/02/2003	2,000,000
Sevier County Public Building Authority VRDN RB for Local Government Improvement Series 1999 III-F (AMBAC) (VMIG1)
26,700,000	1.60	01/02/2003	26,700,000
Shelby Eagle Tax-Exempt Trust Series 20014202 Class A COPS (Citibank SPA) (A-1+)
12,000,000	1.61	01/02/2003	12,000,000
Tennessee GO CP Series A (A-1+)
1,800,000	1.30	01/17/2003	1,800,000
17,000,000	1.55	01/17/2003	17,000,000

			$109,340,000

Texas—14.4%
Austin Texas VRDN P-Floats-PT 1517 Series 2002 (Merrill Lynch SPA) (A-1)
$12,085,000	1.58%	01/02/2003	$12,085,000
City of Houston Texas Water & Sewer System CP Notes Series A (A-1+/P-1)
10,000,000	1.05	01/21/2003	10,000,000
6,000,000	1.35	01/21/2003	6,000,000
10,000,000	1.40	01/22/2003	10,000,000
15,000,000	1.55	01/22/2003	15,000,000
5,000,000	1.05	01/23/2003	5,000,000
6,000,000	1.50	01/23/2003	6,000,000
12,500,000	1.05	01/24/2003	12,500,000
7,000,000	1.75	01/27/2003	7,000,000
18,000,000	1.10	02/20/2003	18,000,000
18,000,000	1.10	02/24/2003	18,000,000
6,000,000	1.10	02/25/2003	6,000,000
City of San Antonio Electric & Gas System VRDN Series 1997 SG 105 (Societe Generale SPA) (A-1+)
20,200,000	1.63	01/02/2003	20,200,000
Clear Creek Texas Independent School District GO VRDN ROCS RR II-R-1022 (PSF-GTD) (Salomon Smith Barney SPA) (A-1+)
10,180,000	1.61	01/02/2003	10,180,000
Coastal Bend Health Facilities Development Corp. VRDN Updates Series 1998 B (AMBAC) (Bank One, N.A. SPA) (SP-1+/VMIG1)
26,800,000	1.63	01/01/2003	26,800,000
Cypress Fairbanks Texas Independent School District VRDN Merlots Series 2001 A129 (Wachovia Bank SPA) (A-1)
9,995,000	1.65	01/01/2003	9,995,000
Dallas Texas Area Rapid Transit VRDN RB P-Floats-PT 1503 Series 2002 (FGIC) (Merrill Lynch SPA) (A-1)
5,500,000	1.58	01/02/2003	5,500,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Texas (continued)
Harris County GO VRDN Sub Lien Toll Road Series 1994 B (JP Morgan Chase SPA) (A-1+/VMIG1)
$18,600,000	1.60%	01/01/2003	$18,600,000
Harris County GO VRDN Sub Lien Toll Road Series 1994 F (JP Morgan Chase SPA) (A-1+/VMIG1)
19,300,000	1.60	01/01/2003	19,300,000
Harris County GO VRDN RB Toll Road Sub Lien Series 1994 G (JP Morgan Chase SPA) (A-1+/VMIG1)
29,000,000	1.55	01/01/2003	29,000,000
Harris County GO VRDN RB Toll Road Sub Lien Series 1994 H (JP Morgan Chase SPA) (A-1+/VMIG1)
27,200,000	1.55	01/01/2003	27,200,000
Harris County Health Facilities Development Corp. VRDN RB for Methodist Hospital (A-1+)
50,100,000	1.80	01/02/2003	50,100,000
Harris County Health Facilities Development Corp. VRDN RB for St. Lukes Episcopal Hospital Series 2001 B (A-1+)
28,800,000	1.80	01/02/2003	28,800,000
Harris County IDRB VRDN PCRB Refunding for Shell Oil Co. Project Series 1997 (A-1+/VMIG1)
37,550,000	1.75	01/02/2003	37,550,000
Houston Texas GO VRDN ROCS RR II-R 1048 (MBIA) (Salomon Smith Barney SPA) (VMIG1)
10,375,000	1.61	01/02/2003	10,375,000
Red River Texas Education Financing VRDN RB for Texas Christian University Project Series 2000 (VMIG1)
28,100,000	1.60	01/01/2003	28,100,000
San Antonio Electric & Gas System CP Notes Series A (A-1+/P-1)
15,900,000	1.75	01/24/2003	15,900,000
16,000,000	1.40	01/27/2003	16,000,000
20,000,000	1.75	01/28/2003	20,000,000
9,200,000	1.10	02/11/2003	9,200,000
San Antonio Water Systems CP Series 1995 (A-1+/P-1)
8,750,000	1.45	01/22/2003	8,750,000
South Texas Community College District VRDN P-Floats-PT 1415 Series 2002 (AMBAC) (Merrill Lynch SPA) (A-1)
6,600,000	1.58	01/02/2003	6,600,000
Texas A & M University CP Series 2002 (A-1+)
5,000,000	1.15	06/06/2003	5,000,000
4,000,000	1.15	06/09/2003	4,000,000
Texas State GO VRDN P-Floats-PT 1529 Series 2002 (Merrill Lynch SPA) (A-1)
6,835,000	1.58	01/02/2003	6,835,000
Texas State TRANS (SP-1+/MIG1)
161,000,000	2.75	8/29/2003	162,342,049
University of Texas Systems CP Revenue Finance (A-1+/P-1)
16,500,000	1.15	04/23/2003	16,500,000

			$718,412,049

Utah—1.8%
Central Water Conservancy District GO VRDN Refunding for Tender Option Series 1998 E (AMBAC) (JP Morgan Chase SPA) (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
$27,410,000	1.55%	01/01/2003	$27,410,000
Central Water Conservancy District GO VRDN Refunding for Tender Option Series 1998 F (AMBAC) (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
14,875,000	1.55	01/01/2003	14,875,000
Central Water Conservancy District GO VRDN Refunding Series 2002 A (AMBAC) (Landesbank Hessen-Thueringen SPA) (VMIG1)
15,000,000	1.55	01/01/2003	15,000,000
Intermountain Power Agency CP Series 85E (AMBAC) (JP Morgan Chase SPA) (A-1+/VMIG1)
4,800,000	1.15	01/13/2003	4,800,000
University of Utah VRDN RB for Auxiliary & Campus Facilities Series 1997 A (Bank of Nova Scotia SPA) (A-1/VMIG1)
11,120,000	1.55	01/01/2003	11,120,000
Utah Transit Authority Sales Tax VRDN RB Subseries 2002 B (Bayerische Landesbank LOC) (A-1+/VMIG1)
7,500,000	1.60	01/02/2003	7,500,000
Utah Water Finance Agency VRDN RB Series 2002 A1 (AMBAC) (JP Morgan Chase SPA) (VMIG1)
8,345,000	1.65	01/01/2003	8,345,000

			$89,050,000

Virginia—1.2%
Fairfax County Virginia IDA VRDN for Health Care Inova Health Systems Series 2000 (A-1+/VMIG1)
$29,630,000	1.50%	01/01/2003	$29,630,000
Roanoke IDA Hospital VRDN RB Refunding for Carilion Health System Series 2002 B (JP Morgan Chase SPA) (A-1+/VMIG1)
28,900,000	1.80	01/02/2003	28,900,000
Virginia College Building Authority Educational Facilities VRDN RB for The University of Richmond Project Series 1999 (Suntrust Bank SPA) (VMIG1)
3,000,000	1.55	01/01/2003	3,000,000

			$61,530,000

Washington—3.4%
Grant County Public Utility District Eagle Trust Series 20014702 Class A (FSA) (Citibank SPA) (A-1+)
$8,810,000	1.61%	01/02/2003	$8,810,000
King & Snohomish Counties Washington School District #417 Northshore GO VRDN P-Floats-PT 1445 Series 2002 (Merrill Lynch SPA) (A-1)
5,260,000	1.58	01/02/2003	5,260,000
King County School District No. 401 Highline Public Schools GO VRDN PT 1423 (FGIC) (Merrill Lynch SPA) (A-1)
11,215,000	1.58	01/02/2003	11,215,000

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Tax-Free Money Market Fund (continued)
December 31, 2002

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Washington (continued)
King County Sewer RB CP Series 2002 A (Bayerische Landesbank SPA) (A-1)
$15,000,000	1.05%	02/27/2003	$15,000,000
Snohomish County Washington Public Utility District #001 Generation System VRDN RB Refunding Series 2002 A-2 (FSA) (Dexia Credit Local SPA) (A-1+/VMIG1)
7,200,000	1.45	01/01/2003	7,200,000
State of Washington Eagle Tax-Exempt Trust Series 2000 Class A COPS (Citibank SPA) (A-1+)
12,000,000	1.61	01/02/2003	12,000,000
Washington Health Care Facilities Authority VRDN RB for Catholic Health Series 2002 B (JP Morgan Chase SPA) (A-1+/VMIG1)
12,000,000	1.70	01/01/2003	12,000,000
Washington Public Power Supply System Nuclear Project No. 1 VRDN Refunding Series 1993 1A-2 (Bank of America LOC) (A-1+/VMIG1)
4,980,000	1.45	01/01/2003	4,980,000
Washington State GO VRDN P-Floats-PT 433 Series 2000 (MBIA) (Merrill Lynch SPA) (A-1)
19,865,000	1.58	01/02/2003	19,865,000
Washington State Eagle Tax-Exempt Trust Series 20024701 Class A (FSA) (Citibank SPA) (A-1+)
10,060,000	1.61	01/02/2003	10,060,000
Washington State Eagle Tax-Exempt Trust Series 20024703 Class A (MBIA) (Citibank SPA) (A-1+)
6,915,000	1.61	01/02/2003	6,915,000
Washington State Eagle Tax-Exempt Trust Series 984702 Class A (Citibank SPA) (A-1+)
6,500,000	1.61	01/02/2003	6,500,000
Washington State GO Eagle Tax-Exempt Trust Series 96C 4704 Class A (Citibank SPA) (A-1+)
8,525,000	1.61	01/02/2003	8,525,000
Washington State GO VRDN for Merlots Series 2002 A57 (MBIA) (Wachovia Bank SPA) (VMIG1)
20,675,000	1.65	01/01/2003	20,675,000
Washington State GO VRDN P-Floats-PT 1407 Series 2002 (Merrill Lynch SPA) (A-1)
7,540,000	1.58	01/02/2003	7,540,000
Washington State GO VRDN P-Floats-PT 1473 Series 2002 (FSA) (Merrill Lynch SPA) (A-1)
10,180,000	1.58	01/02/2003	10,180,000
Washington State VRDN P-Floats-PT 1520 Series 2002 (MBIA) (Merrill Lynch SPA) (A-1)
4,990,000	1.58	01/02/2003	4,990,000

			$171,715,000

Wisconsin—1.2%
Milwaukee Metropolitan Sewage District GO Capital Purpose Bonds Series 1992 A Eagle Tax-Exempt Trust Series 944905 Class A (Citibank SPA) (A-1)(c)
$10,300,000	1.61%	01/02/2003	$10,300,000
Southeast Professional Baseball Park District Sales Tax Revenue VRDN P-Floats-PT 425 Series 2002 (MBIA) (Merrill Lynch SPA) (A-1)
5,500,000	1.58	01/02/2003	5,500,000
Wisconsin Eagle Tax-Exempt Trust Series 20004901 Class A (Citibank SPA) (A-1+)
7,615,000	1.61	01/02/2003	7,615,000
Wisconsin School Districts Cash Flow Management Program TRANS COPS Series 2002 B-1 (U.S. Bank, N.A. LOC) (MIG1)
6,500,000	2.00	10/30/2003	6,538,325
Wisconsin School Districts Cash Flow Management Program TRANS COPS Series 2002 B-2 (MIG1)
6,000,000	2.00	10/30/2003	6,035,377
Wisconsin State GO VRDN Floater-PT 1507 Series 2002 (FGIC) (Merrill Lynch SPA) (A-1)
5,870,000	1.58	01/02/2003	5,870,000
Wisconsin State Health & Educational Facilities Authority VRDN RB for Aurora Health Care Series 1999 C (Bank One LOC) (A-1)
18,500,000	1.55	01/01/2003	18,500,000

			$60,358,702

Wyoming—0.5%
Wyoming State Education Fund TRANS (SP-1+)
$25,000,000	2.50%	06/27/2003	$25,109,213

Total Investments			$4,988,786,971

>	All or portion represents a forward commitment.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

Security ratings are obtained from Standard & Poor’s/Moody’s Investors Service and are unaudited.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

The accompanying notes are an integral part of these financial statements.

________________________________________________________________________________

Investment Abbreviations:
AMBAC —Insured by American Municipal Bond Assurance Corp.
BANS  —Bond Anticipation Notes
COPS  —Certificates of Participation
CP    —Commercial Paper
FGIC   —Insured by Financial Guaranty Insurance Co.
FHLMC —Insured by Federal Home Loan Mortgage Corp.
FNMA —Insured by Federal National Mortgage Association
FSA    —Insured by Financial Security Assurance Co.
GO    —General Obligation
IDA   —Industrial Development Authority
IDB    —Industrial Development Bond
IDRB   —Industrial Development Revenue Bond
LOC   —Letter of Credit
MBIA  —Insured by Municipal Bond Investors Assurance
MF Hsg. —Multi-Family Housing
PCRB  —Pollution Control Revenue Bond
RANS  —Revenue Anticipation Notes
RB     —Revenue Bond
ROCS  —Reset Option Certificates
SPA    —Stand-by-Purchase Agreement
TANS  —Tax Anticipation Notes
TCRS  —Transferable Custodial Receipts
TFA    —Transportation Finance Authority
TRANS —Tax Revenue Anticipation Notes
VRDN  —Variable Rate Demand Note

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Financial Square Funds

Statements of Assets and Liabilities
December 31, 2002

	Prime
	Obligations	Money Market
	Fund	Fund

Assets:
Investment in securities, at value based on amortized cost	$22,705,127,607	$6,653,863,208
Repurchase Agreements	6,843,700,000	3,601,300,000
Cash	20,552	72,433
Receivables:
Interest	20,293,150	15,695,229
Fund shares sold	—	437,649
Reimbursement from adviser	—	—
Other assets	131	—

Total assets	29,569,141,440	10,271,368,519

Liabilities:
Payables:
Investment securities purchased	—	—
Income distribution	18,455,204	5,590,326
Fund shares repurchased	946,396	27,693
Management fee	4,436,551	1,594,067
Accrued expenses and other liabilities	1,732,596	530,716

Total liabilities	25,570,747	7,742,802

Net Assets:
Paid-in capital	29,543,570,693	10,263,625,717
Accumulated net realized gain on investment transactions	—	—

Net assets	$29,543,570,693	$10,263,625,717

Net asset value, offering and redemption price per share	$1.00	$1.00

Shares outstanding:
FST Shares	22,565,712,376	9,194,848,151
FST Select Shares	195,776,535	2,745,559
FST Preferred Shares	2,352,326,132	176,679,089
FST Capital Shares	428,694,014	1,005
FST Administration Shares	2,927,767,034	480,358,499
FST Service Shares	1,073,294,602	408,993,414

Total shares outstanding, $.001 par value (unlimited number of shares authorized)	29,543,570,693	10,263,625,717

The accompanying notes are an integral part of these financial statements.

Treasury	Treasury
Obligations	Instruments	Government	Federal	Tax-Free Money
Fund	Fund	Fund	Fund	Market Fund

$1,529,269,490	$1,584,256,254	$3,882,091,178	$10,402,648,779	$4,988,786,971
3,977,900,000	—	1,729,500,000	—	—
108,564	107,906	103,600	86,053	94,787
527,578	—	6,583,642	16,610,246	17,153,347
—	—	8,137	1,561	57,519
53,105	46,016	71,678	—	—
51	5,158	—	23	8,815

5,507,858,788	1,584,415,334	5,618,358,235	10,419,346,662	5,006,101,439

—	274,752,278	—	—	5,300,000
2,944,362	814,522	3,960,283	3,394,242	1,411,911
—	—	—	—	7,320
861,514	217,757	905,785	1,743,850	764,165
1,732,982	242,652	735,142	887,384	169,874

5,538,858	276,027,209	5,601,210	6,025,476	7,653,270

5,502,319,930	1,308,388,125	5,612,757,025	10,413,321,186	4,998,420,521
—	—	—	—	27,648

$5,502,319,930	$1,308,388,125	$5,612,757,025	$10,413,321,186	$4,998,448,169

$1.00	$1.00	$1.00	$1.00	$1.00

2,267,427,550	971,035,398	3,062,537,030	8,955,841,890	4,537,250,773
66,438,491	5,004,203	243,398,501	19,083	30,074
838,497,784	28,673,403	990,047,697	121,743,734	177,820,200
1,005	13,614,355	27,459,624	1,005	7,221,465
1,396,764,880	208,186,127	944,400,392	685,582,421	206,786,486
933,190,220	81,874,639	344,913,781	650,133,053	69,202,422

5,502,319,930	1,308,388,125	5,612,757,025	10,413,321,186	4,998,311,420

Goldman Sachs Trust—Financial Square Funds

Statements of Operations
For the Year Ended December 31, 2002

	Prime	Money
	Obligations	Market
	Fund(a)	Fund(a)

Investment income:
Interest	$519,576,711	$254,230,469

Expenses:
Management fees	55,665,698	26,876,291
Service Share fees	5,782,105	2,241,815
Administration Share fees	7,237,392	1,436,698
Custodian fees	1,819,103	1,023,325
Preferred Share fees	1,409,235	171,982
Registration fees	310,314	163,134
Select Share fees	40,342	23,698
Capital Share fees	80,776	—
Professional fees	53,221	53,222
Printing fees	31,245	31,245
Trustee fees	10,259	10,259
Other	370,576	225,131

Total expenses	72,810,266	32,256,800
Less—expense reductions	(9,508,689)	(4,601,815)

Net expenses	63,301,577	27,654,985

Net investment income	456,275,134	226,575,484

Net realized gain on investment transactions	705,761	107,640

Net increase in net assets resulting from operations	$456,980,895	$226,683,124

(a)	FST Capital Shares commenced operations on August 12, 2002.

The accompanying notes are an integral part of these financial statements.

Treasury	Treasury			Tax-Free
Obligations	Instruments	Government	Federal	Money Market
Fund(a)	Fund(a)	Fund(a)	Fund(a)	Fund(a)

$100,101,981	$18,791,396	$101,368,460	$220,294,843	$64,165,767

11,596,323	2,310,263	11,190,716	24,489,806	8,960,672
5,145,410	452,615	1,855,738	3,309,871	332,978
3,664,553	213,795	3,222,660	1,821,661	426,097
651,214	327,730	599,253	940,543	534,984
539,513	43,798	923,680	82,636	219,515
106,841	61,444	114,438	108,786	66,839
16,386	842	52,626	46	755
—	3,383	4,921	—	1,156
51,836	51,308	51,808	51,721	51,422
31,275	31,275	31,275	31,246	31,245
10,259	10,259	10,259	10,259	10,259
120,279	59,728	111,838	212,406	64,836

21,933,889	3,566,440	18,169,212	31,058,981	10,700,758
(1,019,922)	(551,074)	(2,057,399)	(1,810,005)	(1,830,396)

20,913,967	3,015,366	16,111,813	29,248,976	8,870,362

79,188,014	15,776,030	85,256,647	191,045,867	55,295,405

4,534,964	962,664	128,835	1,454,939	138,584

$83,722,978	$16,738,694	$85,385,482	$192,500,806	$55,433,989

Goldman Sachs Trust—Financial Square Funds

Statements of Changes in Net Assets
For the Year Ended December 31, 2002

	Prime	Money
	Obligations	Market
	Fund(a)	Fund(a)

From operations:
Net investment income	$456,275,134	$226,575,484
Net realized gain on investment transactions	705,761	107,640

Net increase in net assets resulting from operations	456,980,895	226,683,124

Distributions to shareholders:
From net investment income
FST Shares	(374,118,889)	(208,315,863)
FST Select Shares	(2,283,209)	(1,428,517)
FST Preferred Shares	(22,628,669)	(2,783,095)
FST Capital Shares	(693,993)	(5)
FST Administration Shares	(42,937,785)	(8,597,768)
FST Service Shares	(14,318,350)	(5,557,876)

Total distributions to shareholders	(456,980,895)	(226,683,124)

From share transactions (at $1.00 per share):
Proceeds from sales of shares	234,971,119,330	100,763,527,489
Reinvestment of dividends and distributions	225,924,771	125,631,709
Cost of shares repurchased	(236,305,167,665)	(108,169,121,311)

Net increase (decrease) in net assets resulting from share transactions	(1,108,123,564)	(7,279,962,113)

Total increase (decrease)	(1,108,123,564)	(7,279,962,113)
Net assets:
Beginning of year	30,651,694,257	17,543,587,830

End of year	$29,543,570,693	$10,263,625,717

(a)	FST Capital Shares commenced operations on August 12, 2002.

The accompanying notes are an integral part of these financial statements.

Treasury	Treasury			Tax-Free
Obligations	Instruments	Government	Federal	Money Market
Fund(a)	Fund(a)	Fund(a)	Fund(a)	Fund(a)

$79,188,014	$15,776,030	$85,256,647	$191,045,867	$55,295,405
4,534,964	962,664	128,835	1,454,939	138,584

83,722,978	16,738,694	85,385,482	192,500,806	55,433,989

(42,435,378)	(13,993,735)	(45,460,809)	(173,339,625)	(50,332,298)
(879,357)	(51,070)	(2,816,133)	(1,950)	(32,320)
(8,221,692)	(644,319)	(14,577,981)	(1,285,812)	(2,626,176)
(5)	(27,413)	(38,681)	(5)	(7,219)
(20,436,977)	(1,061,863)	(18,058,779)	(10,244,711)	(1,770,208)
(11,749,569)	(960,294)	(4,433,099)	(7,628,703)	(527,184)

(83,722,978)	(16,738,694)	(85,385,482)	(192,500,806)	(55,295,405)

32,360,830,621	6,688,311,327	46,842,799,132	48,059,231,121	22,548,068,053
40,543,397	5,532,514	35,254,396	140,561,911	36,189,254
(33,830,788,310)	(6,841,902,502)	(48,115,354,861)	(54,015,567,214)	(21,406,619,919)

(1,429,414,292)	(148,058,661)	(1,237,301,333)	(5,815,774,182)	1,177,637,388

(1,429,414,292)	(148,058,661)	(1,237,301,333)	(5,815,774,182)	1,177,775,972
6,931,734,222	1,456,446,786	6,850,058,358	16,229,095,368	3,820,672,197

$5,502,319,930	$1,308,388,125	$5,612,757,025	$10,413,321,186	$4,998,448,169

Goldman Sachs Trust—Financial Square Funds

Statements of Changes in Net Assets
For the Year Ended December 31, 2001

	Prime	Money
	Obligations	Market
	Fund	Fund

From operations:
Net investment income	$877,400,754	$492,222,771
Net realized gain on investment transactions	38,431	194,896

Net increase in net assets resulting from operations	877,439,185	492,417,667

Distributions to shareholders:
From net investment income
FST Shares	(719,917,662)	(448,320,275)
FST Select Shares	(4,265,850)	(1,561,298)
FST Preferred Shares	(29,543,743)	(9,297,581)
FST Administration Shares	(86,085,245)	(18,439,928)
FST Service Shares	(37,626,685)	(14,798,585)

Total distributions to shareholders	(877,439,185)	(492,417,667)

From share transactions (at $1.00 per share):
Proceeds from sales of shares	219,570,965,205	133,799,259,484
Reinvestment of dividends and distributions	432,067,688	297,097,358
Cost of shares repurchased	(205,744,159,005)	(123,512,429,940)

Net increase in net assets resulting from share transactions	14,258,873,888	10,583,926,902

Total increase	14,258,873,888	10,583,926,902
Net assets:
Beginning of year	16,392,820,369	6,959,660,928

End of year	$30,651,694,257	$17,543,587,830

The accompanying notes are an integral part of these financial statements.

Treasury	Treasury			Tax-Free
Obligations	Instruments	Government	Federal	Money Market
Fund	Fund	Fund	Fund	Fund

$184,789,377	$38,640,758	$174,513,564	$513,614,126	$74,605,784
1,069,250	1,693,500	22,042	2,607,671	37,316

185,858,627	40,334,258	174,535,606	516,221,797	74,643,100

(98,396,455)	(30,800,126)	(98,439,147)	(444,936,372)	(70,087,192)
(38,682)	(33,516)	(902,742)	(4,618,570)	(28)
(10,900,878)	(1,371,707)	(23,818,162)	(6,541,739)	(336,070)
(52,926,372)	(6,101,363)	(34,884,872)	(35,095,516)	(2,594,023)
(23,596,240)	(2,027,546)	(16,490,683)	(25,029,600)	(1,588,471)

(185,858,627)	(40,334,258)	(174,535,606)	(516,221,797)	(74,605,784)

47,665,550,394	6,890,031,835	46,365,967,321	65,158,766,623	18,761,134,001
81,629,805	14,860,297	65,625,820	383,290,946	44,661,122
(45,636,131,073)	(6,295,980,579)	(42,681,550,446)	(59,678,626,488)	(17,876,776,729)

2,111,049,126	608,911,553	3,750,042,695	5,863,431,081	929,018,394

2,111,049,126	608,911,553	3,750,042,695	5,863,431,081	929,055,710

4,820,685,096	847,535,233	3,100,015,663	10,365,664,287	2,891,616,487

$6,931,734,222	$1,456,446,786	$6,850,058,358	$16,229,095,368	$3,820,672,197

Goldman Sachs Trust—Financial Square Funds

Notes to Financial Statements
December 31, 2002

1. Organization

Goldman Sachs Trust (the “Trust”) is a Delaware business trust registered under the Investment Company Act of 1940 (as amended) as an open-end, management investment company. The Trust includes the Financial Square Funds, collectively, “the Funds,” or individually, a “Fund.” Financial Square consists of seven diversified funds: Prime Obligations, Money Market, Treasury Obligations, Treasury Instruments, Government, Federal and Tax-Free Money Market. As of December 31, 2002, the Funds offer six classes of shares — FST Shares, FST Select Shares, FST Preferred Shares, FST Capital Shares (commenced August 12, 2002), FST Administration Shares and FST Service Shares. The investment objective of the Funds is to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high quality money market instruments.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A. Investment Valuation—

Each Fund uses the amortized-cost method for valuing portfolio securities, which approximates market value. Under this method, all investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

B. Security Transactions and Interest Income—

Security transactions are accounted for on a trade date basis. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted. Net investment income (other than class specific expenses) and realized gains or losses are allocated daily to each class of shares of the Fund based upon the relative proportion of net assets of each class.

C. Federal Taxes—

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company tax-exempt and taxable income to its shareholders. Accordingly, no federal tax provisions are required. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared daily and paid monthly by the Funds.
   The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with income tax rules. There were no significant book-to-tax differences. Each Fund has distributed substantially all of its current year income and realized gains. The tax character of distributions paid during 2002 and 2001 was from ordinary income for the Prime Obligations, Money Market, Treasury Obligations, Treasury Instruments, Government and Federal Funds and from tax-exempt income for the Tax-Free Money Market Fund.
   During the year ended December 31, 2002, the Tax-Free Money Market Fund utilized a capital loss carryforward in the amount of $1,835.
   The amortized cost for each Fund stated in the accompanying Statements of Assets and Liabilities also represents aggregate cost for U.S. federal income tax purposes.

D. Expenses—

Expenses incurred by the Funds which do not specifically relate to an individual Fund are allocated to the Funds on a straight-line or pro-rata basis depending upon the nature of the expense. FST Select, FST Preferred, FST Capital, FST Administration and FST Service Shares bear all expenses and fees related to their respective service plans.

E. Forward Commitment Transactions—

The Funds may enter into forward commitments. These transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond a customary settlement. As a result of entering into these transactions, the Funds are required to segregate liquid assets on the accounting records equal to or greater than the market value of the corresponding transactions.

F. Repurchase Agreements—

Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to equal or exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held in safekeeping at the Funds’ custodian or designated subcustodians under triparty repurchase agreements.

3. Agreements

Goldman Sachs Asset Management (“GSAM”), a separate business unit of the Investment Management Division of Goldman, Sachs & Co. (“Goldman Sachs”), acts as investment adviser (the “Adviser”), pursuant to an Investment Management Agreement (the “Agreement”). Under the Agreement, GSAM, subject to the general supervision of the Trust’s Board of Trustees, manages the Funds’ portfolios. As compensation for the services rendered pursuant to the Agreement and the assumption of the expenses related thereto and administering the Funds’ business affairs, including providing facilities, GSAM is entitled to a fee, computed daily and payable monthly, at an annual rate equal to .205% of each Fund’s average daily net assets. For the year ended December 31, 2002, GSAM has voluntarily agreed to waive a portion of its management fee equal annually to .035% of the average daily net assets of Prime Obligations, Money Market, Government and Tax-Free Money Market Funds and .015% of the average daily net assets of the Treasury Obligations, Treasury Instruments and Federal Funds.
   GSAM has voluntarily agreed to limit “Other Expenses” of each Fund (excluding management fees, service organization fees, taxes, interest, brokerage commissions, litigation, indemnification, shareholder meeting and other extraordinary expenses) to the extent such expenses exceed, on an annual basis, .01% of the average daily net assets of each Fund.
   In addition, the Funds have entered into certain expense offset arrangements with the custodian resulting in a reduction in the Funds’ expenses.
   For the year ended December 31, 2002, the expense reductions were as follows (in thousands):

		Expenses	Custody
	Management	Reimbursed	Fee
Fund	Fees Waived	by Adviser	Reductions	Total

Prime Obligations	$9,504	—	5	$9,509

Money Market	4,589	—	13	4,602

Treasury Obligations	848	171	1	1,020

Treasury Instruments	169	381	1	551

Government	1,910	146	1	2,057

Federal	1,792	—	18	1,810

Tax-Free Money Market	1,530	—	300	1,830

Goldman Sachs Trust—Financial Square Funds

Notes to Financial Statements (continued)
December 31, 2002

   Goldman Sachs serves as Transfer Agent and Distributor of shares of the Funds pursuant to Transfer Agent and Distribution Agreements and receives no separate fee.

4. Select, Preferred, Capital, Administration and Service Plans

The Trust, on behalf of each Fund, has adopted Service Plans. These plans allow for FST Select, FST Preferred, FST Capital, FST Administration and FST Service Shares, respectively, to compensate service organizations for providing varying levels of account administration and shareholder liaison services to their customers who are beneficial owners of such shares. The Service Plans for FST Select, FST Preferred, FST Capital, FST Administration and FST Service Shares provide for compensation to the service organizations in an amount up to 0.03%, 0.10%, 0.15%, 0.25% and 0.50% (on an annual basis), respectively, of the average daily net asset value of the respective shares.

5. Line of Credit Facility

The Funds participate in a $350,000,000 committed, unsecured revolving line of credit facility. Under the most restrictive arrangement, each Fund must own securities having a market value in excess of 400% of the total bank borrowings. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate. The committed facility also requires a fee to be paid by the Funds based on the amount of the commitment which has not been utilized. During the year ended December 31, 2002, the Funds did not have any borrowings under this facility.

6. Joint Repurchase Agreement Accounts

The Funds, together with other registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash balances into joint accounts, the daily aggregate balances of which are invested in one or more repurchase agreements.
   At December 31, 2002, the Prime Obligations, Money Market, Treasury Obligations and Government Funds had undivided interests in the following Joint Repurchase Agreement Account I, which equaled $353,000,000, $215,700,000, $2,227,900,000 and $274,500,000 in principal amount, respectively. At December 31, 2002, the repurchase agreements held in this Joint Repurchase Agreement Account I were fully collateralized by U.S. Treasury obligations.

JOINT REPURCHASE AGREEMENT ACCOUNT I

Repurchase	Principal	Interest	Maturity	Maturity
Agreements	Amount	Rate	Date	Value

Barclays Capital PLC
	$1,000,000,000	1.10%	01/02/2003	$1,000,061,111
J.P. Morgan Chase & Co., Inc.
	1,000,000,000	1.10	01/02/2003	1,000,061,111
Morgan Stanley
	1,000,000,000	1.08	01/02/2003	1,000,060,000
Morgan Stanley
	500,000,000	1.12	01/02/2003	500,031,111
UBS Warburg LLC
	999,500,000	1.08	01/02/2003	999,559,970

TOTAL	$4,499,500,000			$4,499,773,303

   At December 31, 2002, the Prime Obligations, Money Market, and Government Funds had undivided interests in the repurchase agreements in the following joint repurchase agreement account II which equaled $5,490,700,000, $3,385,600,000 and $500,000,000, respectively, in principal amount. At December 31, 2002, the following repurchase agreements held in this Joint Repurchase Agreement Account II were fully collateralized by Federal Agency obligations.

JOINT REPURCHASE AGREEMENT ACCOUNT II

Repurchase	Principal	Interest	Maturity	Maturity
Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC
	$460,600,000	1.20%	01/02/2003	$460,630,707
Banc of America Securities LLC
	750,000,000	1.26	01/02/2003	750,052,500
Barclays Capital PLC
	500,000,000	1.25	01/02/2003	500,034,722
Bear Stearns Companies, Inc.
	1,000,000,000	1.25	01/02/2003	1,000,069,444
Deutsche Bank Securities, Inc.
	500,000,000	1.25	01/02/2003	500,034,722
Greenwich Capital Markets
	1,500,000,000	1.25	01/02/2003	1,500,104,167
J.P. Morgan Chase & Co., Inc.
	1,000,000,000	1.24	01/02/2003	1,000,068,889
Lehman Brothers
	1,400,000,000	1.27	01/02/2003	1,400,098,778
Morgan Stanley
	1,579,400,000	1.25	01/02/2003	1,579,509,681
UBS Warburg LLC
	2,500,000,000	1.25	01/02/2003	2,500,173,611

TOTAL	$11,190,000,000			$11,190,777,221

7. Portfolio Concentrations

As a result of the Tax-Free Money Market Fund’s ability to invest a large percentage of its assets in obligations of issuers within certain states, it is subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting such states.

8. Other Matters

Pursuant to Securities and Exchange Commission (“SEC”) exemptive orders, certain of the Funds may enter into certain principal transactions with Goldman Sachs.
   In early 2002, SEC registration fee rates were reduced retroactively effective to October 1, 2001, and the Funds were subsequently refunded the difference in 2001 fees between the prior and reduced rates. As the adviser had previously reimbursed the funds in 2001 for all expenses above stated percentages of net assets, including the registration fees at the previous higher rates, the recovery of the excess 2001 registration fees were in turn repaid by the Prime Obligations, Money Market, Treasury Obligations, Treasury Instruments, Government, Federal and Tax-Free Money Market Funds to the adviser in the amounts of $2,272,811, $1,861,005, $230,600, $83,017, $552,372, $853,426 and $140,495, respectively, recorded as a reduction of the Funds’ originally recorded SEC fee liability.

9. Certain Reclassifications

In order to present the capital accounts on a tax basis, the Tax-Free Money Market Fund reclassified $109,101 from accumulated net realized gain on investment transactions to paid-in capital. This reclassification has no impact on the net asset value of the Fund. This reclassification resulted primarily from redemptions utilized as distributions. All taxable Funds reclassified all capital gains recognized in the fiscal year ended December 31, 2002 from accumulated net realized gain on investment transactions to undistributed net investment income.

Goldman Sachs Trust—Financial Square Funds

Notes to Financial Statements (continued)
December 31, 2002

10. Summary of Share Transactions (at $1.00 per share)

Share activity for the year ended December 31, 2002 is as follows:

	Prime
	Obligations	Money Market
	Fund	Fund

FST Shares:
Shares sold	191,464,413,709	92,480,465,082
Reinvestment of dividends and distributions	189,185,762	114,221,767
Shares repurchased	(194,517,330,157)	(99,309,233,285)

	(2,863,730,686)	(6,714,546,436)

FST Select Shares:
Shares sold	1,836,573,932	931,456,444
Reinvestment of dividends and distributions	1,598,521	879,885
Shares repurchased	(1,831,888,041)	(1,231,387,829)

	6,284,412	(299,051,500)

FST Preferred Shares:
Shares sold	10,243,777,866	640,795,453
Reinvestment of dividends and distributions	14,273,391	2,659,843
Shares repurchased	(8,909,138,766)	(660,790,801)

	1,348,912,491	(17,335,505)

FST Capital Shares (commenced August 12, 2002):
Shares sold	955,580,069	1,000
Reinvestment of dividends and distributions	45,763	5
Shares repurchased	(526,931,818)	—

	428,694,014	1,005

FST Administration Shares:
Shares sold	20,338,891,049	5,203,083,922
Reinvestment of dividends and distributions	12,676,099	5,566,687
Shares repurchased	(20,227,598,659)	(5,373,879,990)

	123,968,489	(165,229,381)

FST Service Shares:
Shares sold	10,131,882,705	1,507,725,588
Reinvestment of dividends and distributions	8,145,235	2,303,522
Shares repurchased	(10,292,280,224)	(1,593,829,406)

	(152,252,284)	(83,800,296)

Net increase (decrease) in shares	(1,108,123,564)	(7,279,962,113)

Treasury	Treasury
Obligations	Instruments	Government	Federal	Tax-Free Money
Fund	Fund	Fund	Fund	Market Fund

14,738,118,185	5,168,207,078	18,132,692,197	39,489,140,284	20,848,121,753
23,690,942	4,332,202	13,597,830	132,470,018	35,003,098
(16,479,657,276)	(5,362,748,337)	(19,285,338,895)	(44,819,139,925)	(19,933,905,453)

(1,717,848,149)	(190,209,057)	(1,139,048,868)	(5,197,529,623)	949,219,398

88,391,165	130,573,622	885,889,300	5,016,057	20,023,573
873,343	23,384	2,616,484	1,926	32,318
(92,865,748)	(137,645,088)	(696,716,812)	(5,000,000)	(20,026,880)

(3,601,240)	(7,048,082)	191,788,972	17,983	29,011

3,634,026,895	125,024,423	18,973,559,752	629,846,685	630,573,675
751,638	525,118	12,495,530	454,149	681,435
(3,001,721,240)	(147,436,975)	(18,846,950,234)	(635,471,876)	(471,156,993)

633,057,293	(21,887,434)	139,105,048	(5,171,042)	160,098,117

1,000	21,297,942	202,243,834	1,000	7,637,256
5	27,413	24,532	5	6,116
—	(7,711,000)	(174,808,742)	—	(421,907)

1,005	13,614,355	27,459,624	1,005	7,221,465

7,778,146,620	727,749,780	6,800,529,305	3,220,192,699	568,656,792
5,271,168	416,812	5,444,181	3,757,724	244,986
(7,902,389,718)	(637,069,777)	(7,031,267,049)	(3,672,791,771)	(508,736,278)

(118,971,930)	91,096,815	(225,293,563)	(448,841,348)	60,165,500

6,122,146,756	515,458,482	1,847,884,744	4,715,034,396	473,055,004
9,956,301	207,585	1,075,839	3,878,089	221,301
(6,354,154,328)	(549,291,325)	(2,080,273,129)	(4,883,163,642)	(472,372,408)

(222,051,271)	(33,625,258)	(231,312,546)	(164,251,157)	903,897

(1,429,414,292)	(148,058,661)	(1,237,301,333)	(5,815,774,182)	1,177,637,388

Goldman Sachs Trust—Financial Square Funds

Notes to Financial Statements (continued)
December 31, 2002

10. Summary of Share Transactions (at $1.00 per share) (continued)

Share activity for the year ended December 31, 2001 is as follows:

	Prime
	Obligations	Money Market
	Fund	Fund

FST Shares:
Shares sold	183,660,478,803	124,237,059,838
Reinvestment of dividends and distributions	353,934,911	269,086,056
Shares repurchased	(171,361,971,066)	(114,551,613,791)

	12,652,442,648	9,954,532,103

FST Select Shares:
Shares sold	1,632,958,066	1,332,633,974
Reinvestment of dividends and distributions	3,418,329	1,129,951
Shares repurchased	(1,517,703,925)	(1,054,562,042)

	118,672,470	279,201,883

FST Preferred Shares:
Shares sold	5,899,414,390	1,621,214,812
Reinvestment of dividends and distributions	20,543,759	8,977,629
Shares repurchased	(5,371,427,296)	(1,599,957,026)

	548,530,853	30,235,415

FST Administration Shares:
Shares sold	19,101,123,251	4,707,467,913
Reinvestment of dividends and distributions	32,054,446	11,550,026
Shares repurchased	(18,414,123,931)	(4,494,927,656)

	719,053,766	224,090,283

FST Service Shares:
Shares sold	9,276,990,695	1,900,882,947
Reinvestment of dividends and distributions	22,116,243	6,353,696
Shares repurchased	(9,078,932,787)	(1,811,369,425)

	220,174,151	95,867,218

Net increase in shares	14,258,873,888	10,583,926,902

Treasury	Treasury			Tax-Free
Obligations	Instruments	Government	Federal	Money Market
Fund	Fund	Fund	Fund	Fund

26,360,842,569	5,412,478,095	30,181,338,532	51,632,505,915	17,669,435,408
43,383,922	7,787,068	28,446,090	358,775,553	43,241,485
(24,912,401,271)	(4,993,447,174)	(27,867,464,632)	(46,134,698,002)	(16,817,779,999)

1,491,825,220	426,817,989	2,342,319,990	5,856,583,466	894,896,894

70,000,000	62,051,192	139,402,705	3,989,607,185	—
38,674	13,792	772,869	42	27
—	(50,013,753)	(99,813,386)	(3,989,607,185)	—

70,038,674	12,051,231	40,362,188	42	27

5,766,583,022	50,589,634	7,300,048,531	1,120,254,903	177,034,105
2,010,861	1,367,195	21,444,468	4,448,502	159,046
(5,834,541,047)	(3,776,119)	(6,831,660,765)	(1,142,788,948)	(178,039,390)

(65,947,164)	48,180,710	489,832,234	(18,085,543)	(846,239)

9,368,925,796	719,061,144	5,267,976,114	3,784,754,610	387,023,337
18,052,941	4,720,853	11,761,991	10,738,541	376,196
(9,250,970,173)	(649,226,101)	(4,705,081,515)	(3,685,253,418)	(349,115,232)

136,008,564	74,555,896	574,656,590	110,239,733	38,284,301

6,099,199,007	645,851,770	3,477,201,439	4,631,644,010	527,641,151
18,143,407	971,389	3,200,402	9,328,308	884,368
(5,638,218,582)	(599,517,432)	(3,177,530,148)	(4,726,278,935)	(531,842,108)

479,123,832	47,305,727	302,871,693	(85,306,617)	(3,316,589)

2,111,049,126	608,911,553	3,750,042,695	5,863,431,081	929,018,394

Goldman Sachs Trust—Financial Square Funds

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period
Prime Obligations Fund

									Ratios assuming no
									expense reductions

								Ratio of net		Ratio of net
	Net asset			Net asset		Net assets,	Ratio of net	investment	Ratio of	investment
	value,	Net	Distributions	value,		end	expenses to	income to	expenses to	income to
	beginning	investment	to	end	Total	of period	average net	average net	average net	average net
	of period	income(a)	shareholders	of period	return(b)	(in 000’s)	assets	assets	assets	assets

For the Years Ended December 31,

2002-FST Shares	$1.00	$0.02	$(0.02)	$1.00	1.75%	$22,565,712	0.18%	1.74%	0.22%	1.70%
2002-FST Select Shares	1.00	0.02	(0.02)	1.00	1.72	195,777	0.21	1.70	0.25	1.66
2002-FST Preferred Shares	1.00	0.02	(0.02)	1.00	1.65	2,352,326	0.28	1.60	0.32	1.56
2002-FST Capital Shares (commenced August 12)	1.00	0.01	(0.01)	1.00	0.56	428,694	0.33 (c)	1.29 (c)	0.37 (c)	1.25 (c)
2002-FST Administration Shares	1.00	0.01	(0.01)	1.00	1.50	2,927,767	0.43	1.48	0.47	1.44
2002-FST Service Shares	1.00	0.01	(0.01)	1.00	1.24	1,073,295	0.68	1.24	0.72	1.20

2001-FST Shares	1.00	0.04	(0.04)	1.00	4.15	25,429,443	0.18	3.87	0.23	3.82
2001-FST Select Shares	1.00	0.04	(0.04)	1.00	4.12	189,492	0.21	3.41	0.26	3.36
2001-FST Preferred Shares	1.00	0.04	(0.04)	1.00	4.05	1,003,414	0.28	3.72	0.33	3.67
2001-FST Administration Shares	1.00	0.04	(0.04)	1.00	3.89	2,803,798	0.43	3.64	0.48	3.59
2001-FST Service Shares	1.00	0.04	(0.04)	1.00	3.63	1,225,547	0.68	3.46	0.73	3.41

2000-FST Shares	1.00	0.06	(0.06)	1.00	6.44	12,777,000	0.18	6.32	0.22	6.28
2000-FST Select Shares (commenced January 31)	1.00	0.06	(0.06)	1.00	5.93	70,819	0.21 (c)	6.48 (c)	0.25 (c)	6.44 (c)
2000-FST Preferred Shares	1.00	0.06	(0.06)	1.00	6.34	454,883	0.28	6.21	0.32	6.17
2000-FST Administration Shares	1.00	0.06	(0.06)	1.00	6.18	2,084,745	0.43	6.09	0.47	6.05
2000-FST Service Shares	1.00	0.06	(0.06)	1.00	5.91	1,005,373	0.68	5.81	0.72	5.77

1999-FST Shares	1.00	0.05	(0.05)	1.00	5.18	8,062,549	0.18	5.09	0.23	5.04
1999-FST Preferred Shares	1.00	0.05	(0.05)	1.00	5.07	219,711	0.28	4.87	0.33	4.82
1999-FST Administration Shares	1.00	0.05	(0.05)	1.00	4.91	1,051,831	0.43	4.88	0.48	4.83
1999-FST Service Shares	1.00	0.05	(0.05)	1.00	4.65	690,741	0.68	4.60	0.73	4.55

1998-FST Shares	1.00	0.05	(0.05)	1.00	5.55	5,831,773	0.18	5.39	0.24	5.33
1998-FST Preferred Shares	1.00	0.05	(0.05)	1.00	5.45	132,558	0.28	5.26	0.34	5.20
1998-FST Administration Shares	1.00	0.05	(0.05)	1.00	5.29	331,196	0.43	5.14	0.49	5.08
1998-FST Service Shares	1.00	0.05	(0.05)	1.00	5.03	336,205	0.68	4.89	0.74	4.83

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions. Returns for periods less than a full year are not annualized.
(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Financial Square Funds

Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Period
Money Market Fund

									Ratios assuming no
									expense reductions

								Ratio of net		Ratio of net
	Net asset			Net asset		Net assets,	Ratio of net	investment	Ratio of	investment
	value,	Net	Distributions	value,		end	expenses to	income to	expenses to	income to
	beginning	investment	to	end	Total	of period	average net	average net	average net	average net
	of period	income(a)	shareholders	of period	return(b)	(in 000’s)	assets	assets	assets	assets

For the Years Ended December 31,

2002-FST Shares	$1.00	$0.02	$(0.02)	$1.00	1.75%	$9,194,848	0.18%	1.76%	0.22%	1.72%
2002-FST Select Shares	1.00	0.02	(0.02)	1.00	1.72	2,746	0.21	1.81	0.25	1.77
2002-FST Preferred Shares	1.00	0.02	(0.02)	1.00	1.65	176,679	0.28	1.62	0.32	1.58
2002-FST Capital Shares (commenced August 12)	1.00	0.01	(0.01)	1.00	0.56	1	0.33 (c)	1.73 (c)	0.37 (c)	1.69 (c)
2002-FST Administration Shares	1.00	0.01	(0.01)	1.00	1.50	480,359	0.43	1.50	0.47	1.46
2002-FST Service Shares	1.00	0.01	(0.01)	1.00	1.24	408,993	0.68	1.24	0.72	1.20

2001-FST Shares	1.00	0.04	(0.04)	1.00	4.16	15,909,394	0.18	3.74	0.23	3.69
2001-FST Select Shares	1.00	0.04	(0.04)	1.00	4.13	301,797	0.21	3.79	0.26	3.74
2001-FST Preferred Shares	1.00	0.04	(0.04)	1.00	4.06	194,015	0.28	4.22	0.33	4.17
2001-FST Administration Shares	1.00	0.04	(0.04)	1.00	3.91	645,588	0.43	3.72	0.48	3.67
2001-FST Service Shares	1.00	0.04	(0.04)	1.00	3.65	492,794	0.68	3.52	0.73	3.47

2000-FST Shares	1.00	0.06	(0.06)	1.00	6.44	5,954,862	0.18	6.25	0.22	6.21
2000-FST Select Shares (commenced January 31)	1.00	0.06	(0.06)	1.00	5.93	22,595	0.21 (c)	6.41 (c)	0.25 (c)	6.37 (c)
2000-FST Preferred Shares	1.00	0.06	(0.06)	1.00	6.34	163,779	0.28	6.11	0.32	6.07
2000-FST Administration Shares	1.00	0.06	(0.06)	1.00	6.18	421,498	0.43	6.02	0.47	5.98
2000-FST Service Shares	1.00	0.06	(0.06)	1.00	5.92	396,927	0.68	5.78	0.72	5.74

1999-FST Shares	1.00	0.05	(0.05)	1.00	5.18	8,747,861	0.18	5.08	0.22	5.04
1999-FST Preferred Shares	1.00	0.05	(0.05)	1.00	5.07	241,179	0.28	4.99	0.32	4.95
1999-FST Administration Shares	1.00	0.05	(0.05)	1.00	4.92	403,602	0.43	4.81	0.47	4.77
1999-FST Service Shares	1.00	0.05	(0.05)	1.00	4.66	305,972	0.68	4.53	0.72	4.49

1998-FST Shares	1.00	0.05	(0.05)	1.00	5.55	4,995,782	0.18	5.40	0.23	5.35
1998-FST Preferred Shares	1.00	0.05	(0.05)	1.00	5.45	93,218	0.28	5.30	0.33	5.25
1998-FST Administration Shares	1.00	0.05	(0.05)	1.00	5.29	399,474	0.43	5.16	0.48	5.11
1998-FST Service Shares	1.00	0.05	(0.05)	1.00	5.03	496,520	0.68	4.86	0.73	4.81

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions. Returns for periods less than a full year are not annualized.
(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Financial Square Funds

Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Period
Treasury Obligations Fund

									Ratios assuming no
									expense reductions

								Ratio of net		Ratio of net
	Net asset			Net asset		Net assets,	Ratio of net	investment	Ratio of	investment
	value,	Net	Distributions	value,		end	expenses to	income to	expenses to	income to
	beginning	investment	to	end	Total	of period	average net	average net	average net	average net
	of period	income(a)	shareholders	of period	return(b)	(in 000’s)	assets	assets	assets	assets

For the Years Ended December 31,

2002-FST Shares	$1.00	$0.02	$(0.02)	$1.00	1.65%	$2,267,428	0.20%	1.58%	0.22%	1.56%
2002-FST Select Shares	1.00	0.02	(0.02)	1.00	1.62	66,438	0.23	1.53	0.25	1.51
2002-FST Preferred Shares	1.00	0.02	(0.02)	1.00	1.55	838,498	0.30	1.44	0.32	1.42
2002-FST Capital Shares (commenced August 12)	1.00	0.01	(0.01)	1.00	0.53	1	0.35 (c)	1.38 (c)	0.37 (c)	1.36 (c)
2002-FST Administration Shares	1.00	0.01	(0.01)	1.00	1.40	1,396,765	0.45	1.31	0.47	1.29
2002-FST Service Shares	1.00	0.01	(0.01)	1.00	1.15	933,190	0.70	1.06	0.72	1.04

2001-FST Shares	1.00	0.04	(0.04)	1.00	3.87	3,985,276	0.20	3.66	0.23	3.63
2001-FST Select Shares	1.00	0.04	(0.04)	1.00	3.83	70,040	0.23	1.83	0.26	1.80
2001-FST Preferred Shares	1.00	0.04	(0.04)	1.00	3.76	205,440	0.30	4.06	0.33	4.03
2001-FST Administration Shares	1.00	0.04	(0.04)	1.00	3.61	1,515,737	0.45	3.54	0.48	3.51
2001-FST Service Shares	1.00	0.03	(0.03)	1.00	3.35	1,155,241	0.70	3.09	0.73	3.06

2000-FST Shares	1.00	0.06	(0.06)	1.00	6.18	2,493,450	0.18	6.04	0.23	5.99
2000-FST Select Shares (commenced January 31)	1.00	0.06	(0.06)	1.00	5.75	1	0.21 (c)	6.33 (c)	0.26 (c)	6.28 (c)
2000-FST Preferred Shares	1.00	0.06	(0.06)	1.00	6.08	271,388	0.28	5.95	0.33	5.90
2000-FST Administration Shares	1.00	0.06	(0.06)	1.00	5.92	1,379,728	0.43	5.83	0.48	5.78
2000-FST Service Shares	1.00	0.06	(0.06)	1.00	5.66	676,118	0.68	5.55	0.73	5.50

1999-FST Shares	1.00	0.05	(0.05)	1.00	4.88	2,320,581	0.18	4.75	0.23	4.70
1999-FST Preferred Shares	1.00	0.05	(0.05)	1.00	4.78	297,925	0.28	4.67	0.33	4.62
1999-FST Administration Shares	1.00	0.05	(0.05)	1.00	4.62	1,157,825	0.43	4.53	0.48	4.48
1999-FST Service Shares	1.00	0.04	(0.04)	1.00	4.36	569,993	0.68	4.28	0.73	4.23

1998-FST Shares	1.00	0.05	(0.05)	1.00	5.40	3,521,389	0.18	5.22	0.23	5.17
1998-FST Preferred Shares	1.00	0.05	(0.05)	1.00	5.29	285,240	0.28	5.20	0.33	5.15
1998-FST Administration Shares	1.00	0.05	(0.05)	1.00	5.14	1,080,454	0.43	4.94	0.48	4.89
1998-FST Service Shares	1.00	0.05	(0.05)	1.00	4.87	501,619	0.68	4.69	0.73	4.64

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions. Returns for periods less than a full year are not annualized.

(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Financial Square Funds

Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Period
Treasury Instruments Fund

									Ratios assuming no
									expense reductions

								Ratio of net		Ratio of net
	Net asset			Net asset		Net assets,	Ratio of net	investment	Ratio of	investment
	value,	Net	Distributions	value,		end	expenses to	income to	expenses to	income to
	beginning	investment	to	end	Total	of period	average net	average net	average net	average net
	of period	income(a)	shareholders	of period	return(b)	(in 000’s)	assets	assets	assets	assets

For the Years Ended December 31,

2002-FST Shares	$1.00	$0.02	$(0.02)	$1.00	1.57%	$971,035	0.20%	1.47%	0.25%	1.42%
2002-FST Select Shares	1.00	0.02	(0.02)	1.00	1.54	5,004	0.23	1.76	0.28	1.71
2002-FST Preferred Shares	1.00	0.01	(0.01)	1.00	1.47	28,674	0.30	1.39	0.35	1.34
2002-FST Capital Shares (commenced August 12)	1.00	0.01	(0.01)	1.00	0.52	13,614	0.35 (c)	1.09 (c)	0.40 (c)	1.04 (c)
2002-FST Administration Shares	1.00	0.01	(0.01)	1.00	1.31	208,186	0.45	1.14	0.50	1.09
2002-FST Service Shares	1.00	0.01	(0.01)	1.00	1.06	81,875	0.70	0.98	0.75	0.93

2001-FST Shares	1.00	0.04	(0.04)	1.00	3.79	1,161,245	0.20	3.52	0.26	3.46
2001-FST Select Shares	1.00	0.04	(0.04)	1.00	3.75	12,052	0.23	1.91	0.29	1.85
2001-FST Preferred Shares	1.00	0.04	(0.04)	1.00	3.68	50,561	0.30	3.32	0.36	3.26
2001-FST Administration Shares	1.00	0.03	(0.03)	1.00	3.53	117,089	0.45	3.22	0.51	3.16
2001-FST Service Shares	1.00	0.03	(0.03)	1.00	3.27	115,500	0.70	3.01	0.76	2.95

2000-FST Shares	1.00	0.06	(0.06)	1.00	5.90	734,427	0.18	5.80	0.28	5.70
2000-FST Select Shares (commenced January 31)	1.00	0.05	(0.05)	1.00	5.44	1	0.21 (c)	5.85 (c)	0.31 (c)	5.75 (c)
2000-FST Preferred Shares	1.00	0.06	(0.06)	1.00	5.79	2,380	0.28	5.67	0.38	5.57
2000-FST Administration Shares	1.00	0.06	(0.06)	1.00	5.64	42,533	0.43	5.40	0.53	5.30
2000-FST Service Shares	1.00	0.05	(0.05)	1.00	5.38	68,194	0.68	5.18	0.78	5.08

1999-FST Shares	1.00	0.05	(0.05)	1.00	4.60	428,732	0.18	4.51	0.24	4.45
1999-FST Preferred Shares	1.00	0.04	(0.04)	1.00	4.49	208	0.28	4.53	0.34	4.47
1999-FST Administration Shares	1.00	0.04	(0.04)	1.00	4.34	67,748	0.43	4.29	0.49	4.23
1999-FST Service Shares	1.00	0.04	(0.04)	1.00	4.08	42,095	0.68	4.07	0.74	4.01

1998-FST Shares	1.00	0.05	(0.05)	1.00	5.05	822,207	0.18	4.74	0.29	4.63
1998-FST Preferred Shares	1.00	0.05	(0.05)	1.00	4.94	2	0.28	4.68	0.39	4.57
1998-FST Administration Shares	1.00	0.05	(0.05)	1.00	4.79	23,676	0.43	4.62	0.54	4.51
1998-FST Service Shares	1.00	0.04	(0.04)	1.00	4.53	17,128	0.68	4.37	0.79	4.26

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions. Returns for periods less than a full year are not annualized.

(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Financial Square Funds

Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Period
Government Fund

									Ratios assuming no
									expense reductions

								Ratio of net		Ratio of net
	Net asset			Net asset		Net assets,	Ratio of net	investment	Ratio of	investment
	value,	Net	Distributions	value,		end	expenses to	income to	expenses to	income to
	beginning	investment	to	end	Total	period	average net	average net	average net	average net
	of period	income(a)	shareholders	of period	return(b)	(in 000’s)	assets	assets	assets	assets

For the Years Ended December 31,

2002-FST Shares	$1.00	$0.02	$(0.02)	$1.00	1.69%	$3,062,537	0.18%	1.68%	0.22%	1.64%
2002-FST Select Shares	1.00	0.02	(0.02)	1.00	1.66	243,398	0.21	1.60	0.25	1.56
2002-FST Preferred Shares	1.00	0.02	(0.02)	1.00	1.59	990,048	0.28	1.58	0.32	1.54
2002-FST Capital Shares (commenced August 12)	1.00	0.01	(0.01)	1.00	0.54	27,460	0.33 (c)	1.18 (c)	0.37 (c)	1.14 (c)
2002-FST Administration Shares	1.00	0.01	(0.01)	1.00	1.44	944,400	0.43	1.40	0.47	1.36
2002-FST Service Shares	1.00	0.01	(0.01)	1.00	1.19	344,914	0.68	1.19	0.72	1.15

2001-FST Shares	1.00	0.04	(0.04)	1.00	4.09	4,201,586	0.18	3.76	0.24	3.70
2001-FST Select Shares	1.00	0.04	(0.04)	1.00	4.05	51,609	0.21	3.15	0.27	3.09
2001-FST Preferred Shares	1.00	0.04	(0.04)	1.00	3.98	850,943	0.28	3.68	0.34	3.62
2001-FST Administration Shares	1.00	0.04	(0.04)	1.00	3.83	1,169,694	0.43	3.52	0.49	3.46
2001-FST Service Shares	1.00	0.04	(0.04)	1.00	3.57	576,226	0.68	3.17	0.74	3.11

2000-FST Shares	1.00	0.06	(0.06)	1.00	6.31	1,859,266	0.18	6.14	0.23	6.09
2000-FST Select Shares (commenced January 31)	1.00	0.06	(0.06)	1.00	5.84	11,247	0.21 (c)	6.30 (c)	0.26 (c)	6.25 (c)
2000-FST Preferred Shares	1.00	0.06	(0.06)	1.00	6.21	361,111	0.28	6.19	0.33	6.14
2000-FST Administration Shares	1.00	0.06	(0.06)	1.00	6.05	595,037	0.43	5.93	0.48	5.88
2000-FST Service Shares	1.00	0.06	(0.06)	1.00	5.79	273,355	0.68	5.60	0.73	5.55

1999-FST Shares	1.00	0.05	(0.05)	1.00	5.03	2,260,275	0.18	4.91	0.22	4.87
1999-FST Preferred Shares	1.00	0.05	(0.05)	1.00	4.93	181,155	0.28	4.81	0.32	4.77
1999-FST Administration Shares	1.00	0.05	(0.05)	1.00	4.77	519,266	0.43	4.67	0.47	4.63
1999-FST Service Shares	1.00	0.04	(0.04)	1.00	4.51	435,192	0.68	4.35	0.72	4.31

1998-FST Shares	1.00	0.05	(0.05)	1.00	5.46	1,563,875	0.18	5.32	0.23	5.27
1998-FST Preferred Shares	1.00	0.05	(0.05)	1.00	5.36	245,628	0.28	5.15	0.33	5.10
1998-FST Administration Shares	1.00	0.05	(0.05)	1.00	5.20	407,363	0.43	5.06	0.48	5.01
1998-FST Service Shares	1.00	0.05	(0.05)	1.00	4.94	699,481	0.68	4.83	0.73	4.78

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions. Returns for periods less than a full year are not annualized.

(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Financial Square Funds

Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Period
Federal Fund

									Ratios assuming no
									expense reductions

								Ratio of net		Ratio of net
	Net asset			Net asset		Net assets,	Ratio of net	investment	Ratio of	investment
	value,	Net	Distributions	value,		end	expenses to	income to	expenses to	income to
	beginning	investment	to	end	Total	of period	average net	average net	average net	average net
	of period	income(a)	shareholders	of period	return(b)	(in 000’s)	assets	assets	assets	assets

For the Years Ended December 31,

2002-FST Shares	$1.00	$0.02	$(0.02)	$1.00	1.65%	$8,955,842	0.20%	1.64%	0.22%	1.62%
2002-FST Select Shares	1.00	0.02	(0.02)	1.00	1.62	19	0.23	1.23	0.25	1.21
2002-FST Preferred Shares	1.00	0.02	(0.02)	1.00	1.55	121,744	0.30	1.54	0.32	1.52
2002-FST Capital Shares (commenced August 12)	1.00	0.01	(0.01)	1.00	0.53	1	0.35 (c)	1.43 (c)	0.37 (c)	1.41 (c)
2002-FST Administration Shares	1.00	0.01	(0.01)	1.00	1.40	685,582	0.45	1.39	0.47	1.37
2002-FST Service Shares	1.00	0.01	(0.01)	1.00	1.15	650,133	0.70	1.14	0.72	1.12

2001-FST Shares	1.00	0.04	(0.04)	1.00	4.05	14,153,371	0.20	3.87	0.22	3.85
2001-FST Select Shares	1.00	0.04	(0.04)	1.00	4.02	1	0.23	3.59	0.25	3.57
2001-FST Preferred Shares	1.00	0.04	(0.04)	1.00	3.95	126,915	0.30	3.76	0.32	3.74
2001-FST Administration Shares	1.00	0.04	(0.04)	1.00	3.79	1,134,424	0.45	3.75	0.47	3.73
2001-FST Service Shares	1.00	0.03	(0.03)	1.00	3.53	814,384	0.70	3.43	0.72	3.41

2000-FST Shares	1.00	0.06	(0.06)	1.00	6.26	8,296,788	0.20	6.16	0.23	6.13
2000-FST Select Shares (commenced January 31)	1.00	0.06	(0.06)	1.00	5.77	1	0.23 (c)	6.16 (c)	0.24 (c)	6.13 (c)
2000-FST Preferred Shares	1.00	0.06	(0.06)	1.00	6.16	145,000	0.30	5.93	0.32	5.90
2000-FST Administration Shares	1.00	0.06	(0.06)	1.00	6.00	1,024,184	0.45	5.89	0.48	5.86
2000-FST Service Shares	1.00	0.06	(0.06)	1.00	5.74	899,691	0.70	5.61	0.73	5.58

1999-FST Shares	1.00	0.05	(0.05)	1.00	5.05	4,206,119	0.18	4.96	0.23	4.91
1999-FST Preferred Shares	1.00	0.05	(0.05)	1.00	4.94	186,590	0.28	5.05	0.33	5.00
1999-FST Administration Shares	1.00	0.05	(0.05)	1.00	4.79	789,529	0.43	4.71	0.48	4.66
1999-FST Service Shares	1.00	0.04	(0.04)	1.00	4.53	478,635	0.68	4.46	0.73	4.41

1998-FST Shares	1.00	0.05	(0.05)	1.00	5.41	2,346,254	0.18	5.24	0.24	5.18
1998-FST Preferred Shares	1.00	0.05	(0.05)	1.00	5.31	26,724	0.28	5.20	0.34	5.14
1998-FST Administration Shares	1.00	0.05	(0.05)	1.00	5.15	690,084	0.43	5.02	0.49	4.96
1998-FST Service Shares	1.00	0.05	(0.05)	1.00	4.89	321,124	0.68	4.78	0.74	4.72

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions. Returns for periods less than a full year are not annualized.
(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Financial Square Funds

Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Period
Tax-Free Money Market Fund

									Ratios assuming no
									expense reductions

								Ratio of net		Ratio of net
	Net asset			Net asset		Net assets,	Ratio of net	investment	Ratio of	investment
	value,	Net	Distributions	value,		end	expenses to	income to	expenses to	income to
	beginning	investment	to	end	Total	of period	average net	average net	average net	average net
	of period	income(a)	shareholders	of period	return(b)	(in 000’s)	assets	assets	assets	assets

For the Years Ended December 31,

2002-FST Shares	$1.00	$0.01	$(0.01)	$1.00	1.30%	$4,537,375	0.18%	1.29%	0.22%	1.25%
2002-FST Select Shares	1.00	0.01	(0.01)	1.00	1.27	30	0.21	1.28	0.25	1.24
2002-FST Preferred Shares	1.00	0.01	(0.01)	1.00	1.20	177,825	0.28	1.20	0.32	1.16
2002-FST Capital Shares (commenced August 12)	1.00	— (d)	— (d)	1.00	0.44	7,222	0.33 (c)	0.94 (c)	0.37 (c)	0.90 (c)
2002-FST Administration Shares	1.00	0.01	(0.01)	1.00	1.05	206,792	0.43	1.04	0.47	1.00
2002-FST Service Shares	1.00	0.01	(0.01)	1.00	0.80	69,204	0.68	0.79	0.72	0.75

2001-FST Shares	1.00	0.03	(0.03)	1.00	2.60	3,588,030	0.18	2.46	0.23	2.41
2001-FST Select Shares	1.00	0.03	(0.03)	1.00	2.57	1	0.21	2.73	0.26	2.68
2001-FST Preferred Shares	1.00	0.02	(0.02)	1.00	2.50	17,722	0.28	2.45	0.33	2.40
2001-FST Administration Shares	1.00	0.02	(0.02)	1.00	2.34	146,621	0.43	2.27	0.48	2.22
2001-FST Service Shares	1.00	0.02	(0.02)	1.00	2.09	68,298	0.68	2.04	0.73	1.99

2000-FST Shares	1.00	0.04	(0.04)	1.00	3.95	2,693,098	0.18	3.93	0.23	3.88
2000-FST Select Shares (commenced January 31)	1.00	0.04	(0.04)	1.00	3.66	1	0.21 (c)	3.97 (c)	0.26 (c)	3.92 (c)
2000-FST Preferred Shares	1.00	0.04	(0.04)	1.00	3.85	18,568	0.28	3.81	0.33	3.76
2000-FST Administration Shares	1.00	0.04	(0.04)	1.00	3.69	108,335	0.43	3.66	0.48	3.61
2000-FST Service Shares	1.00	0.03	(0.03)	1.00	3.43	71,614	0.68	3.46	0.73	3.41

1999-FST Shares	1.00	0.03	(0.03)	1.00	3.13	1,775,327	0.18	3.12	0.22	3.08
1999-FST Preferred Shares	1.00	0.03	(0.03)	1.00	3.03	31,359	0.28	2.99	0.32	2.95
1999-FST Administration Shares	1.00	0.03	(0.03)	1.00	2.88	127,967	0.43	2.81	0.47	2.77
1999-FST Service Shares	1.00	0.03	(0.03)	1.00	2.62	69,465	0.68	2.61	0.72	2.57

1998-FST Shares	1.00	0.03	(0.03)	1.00	3.34	1,456,002	0.18	3.28	0.23	3.23
1998-FST Preferred Shares	1.00	0.03	(0.03)	1.00	3.24	20,882	0.28	3.17	0.33	3.12
1998-FST Administration Shares	1.00	0.03	(0.03)	1.00	3.08	146,800	0.43	3.04	0.48	2.99
1998-FST Service Shares	1.00	0.03	(0.03)	1.00	2.83	50,990	0.68	2.77	0.73	2.72

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Returns for periods less than a full year are not annualized.
(c)	Annualized.

(d)	Less than $.005 per share.

The accompanying notes are an integral part of these financial statements.

Report of Independent Accountants

To the Board of Trustees of Goldman Sachs Trust and the
Shareholders of Financial Square Funds:

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Prime Obligations Fund, Money Market Fund, Treasury Obligations Fund, Treasury Instruments Fund, Government Fund, Federal Fund and Tax-Free Money Market Fund (collectively, the “Financial Square Funds”), funds of Goldman Sachs Trust, at December 31, 2002, and the results of each of their operations and the changes in each of their net assets for the periods indicated and the financial highlights for each of the three periods then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Financial Square Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights of the Financial Square Funds for the periods ended on or before December 31, 1999 were audited by other independent accountants whose report dated February 14, 2000 expressed an unqualified opinion thereon.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 11, 2003

Goldman Sachs Trust—Financial Square Funds

Trustees and Officers (Unaudited)
Independent Trustees

		Term of		Number of
	Position(s)	Office and		Portfolios in
	Held with	Length of		Fund Complex	Other
Name,	Goldman Sachs Trust	Time	Principal Occupation(s)	Overseen by	Directorships
Address and Age[1]	(the “Trust”)[2]	Served[3]	During Past 5 Years	Trustee[4]	Held by Trustee[5]

Ashok N. Bakhru Age: 60	Chairman & Trustee	Since 1991	President, ABN Associates (July 1994- March 1996 and November 1998 to present); Executive Vice President—Finance and Administration and Chief Financial Officer, Coty Inc. (manufacturer of fragrances and cosmetics) (April 1996-November 1998); Director of Arkwright Mutual Insurance Company (1984-1999); Trustee of International House of Philadelphia (program center and residential community for students and professional trainees from the United States and foreign countries) (since 1989); Member of Cornell University Council (since 1992); Trustee of the Walnut Street Theater (since 1992); Trustee, Citizens Scholarship Foundation of America (since 1998); Director, Private Equity Investors-III and IV (since November 1998) and Equity-Limited Investors II (since April 2002); and Chairman, Lenders Service Inc. (provider of mortgage lending services) (since 2000).

			Chairman of the Board and Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).	61	None

Patrick T. Harker Age: 44	Trustee	Since 2000	Dean and Reliance Professor of Operations and Information Management, The Wharton School, University of Pennsylvania (since February 2000); Interim and Deputy Dean, The Wharton School, University of Pennsylvania (since July 1999); and Professor and Chairman of Department of Operations and Information Management, The Wharton School, University of Pennsylvania (July 1997-August 2000). Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).	61	None

Mary Patterson McPherson Age: 67	Trustee	Since 1997	Vice President, The Andrew W. Mellon Foundation (provider of grants for conservation, environmental and educational purposes) (since October 1997); Director, Smith College (since 1998); Director, Josiah Macy, Jr. Foundation (health educational programs) (since 1977); Director, Philadelphia Contributionship (insurance) (since 1985); Director Emeritus, Amherst College (1986-1998); Director, The Spencer Foundation (educational research) (since 1993); member of PNC Advisory Board (banking) (1993-1998); and Director, American School of Classical Studies in Athens (since 1997).

			Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).	61	None

		Term of		Number of
	Position(s)	Office and		Portfolios in
	Held with	Length of		Fund Complex	Other
Name,	Goldman Sachs Trust	Time	Principal Occupation(s)	Overseen by	Directorships
Address and Age[1]	(the “Trust”)[2]	Served[3]	During Past 5 Years	Trustee[4]	Held by Trustee[5]

Wilma J. Smelcer Age: 53	Trustee	Since 2001	Chairman, Bank of America, Illinois (banking) (1998-January 2001); and Governor, Board of Governors, Chicago Stock Exchange (national securities exchange) (since April 2001). Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).	61	None

Richard P. Strubel Age: 63	Trustee	Since 1987	President, COO and Director, Unext, Inc. (provider of educational services via the internet) (since 1999); Director, Cantilever Technologies, Inc. (a private software company) (since 1999); Trustee, The University of Chicago (since 1987); Managing Director, Tandem Partners, Inc. (management services firm) (1990-1999). Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).	61	Gildan Activewear Inc. (an activewear clothing marketing and manufacturing company); Unext, Inc. (provider of educational services via the internet); the Northern Mutual Fund Complex (57 Portfolios).

Goldman Sachs Trust—Financial Square Funds

Trustees and Officers (Unaudited) (continued)
Interested Trustees

		Term of		Number of
	Position(s)	Office and		Portfolios in
	Held with	Length of		Fund Complex	Other
Name,	Goldman Sachs Trust	Time	Principal Occupation(s)	Overseen by	Directorships
Address and Age[1]	the Trust[2]	Served[3]	During Past 5 Years	Trustee[4]	Held by Trustee[5]

*Gary D. Black Age: 41	Trustee	Since 2002	Managing Director, Goldman, Sachs & Co. (“Goldman Sachs”) (since June 2001); President—Goldman Sachs Mutual Fund Complex (registered investment companies) (2001-2002); Executive Vice President, AllianceBernstein (October 2000-June 2001); Managing Director, Global Institutional Investment Management, Sanford Bernstein (January 1999-October 2000) and Senior Research Analyst Sanford Bernstein (February 1992-December 1998). Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).	61	None

*James A. McNamara Age: 40	Trustee & Vice President	Since 2002 Since 2001	Managing Director, Goldman Sachs (since December 2000); Director of Institutional Fund Sales, Goldman Sachs Asset Management (“GSAM”) (April 1998-December 2000); Senior Vice President and Manager, Dreyfus Institutional Service Corporation (January 1993-April 1998).	61	None

			Vice President—Goldman Sachs Mutual Fund Complex (registered investment companies). Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).

*Alan A. Shuch Age: 53	Trustee	Since 1990	Advisory Director—GSAM (since May 1999); Consultant to GSAM (December 1994-May 1999); and Limited Partner, Goldman Sachs (December 1994-May 1999). Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).	61	None

*Kaysie P. Uniacke Age: 41	President & Trustee	Since 2002 Since 2001	President—Goldman Sachs Mutual Fund Complex (registered investment companies) (since 2002). Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies) (since 2001).	61	None

			Managing Director, Goldman Sachs (since 1997). Assistant Secretary—Goldman Sachs Mutual Fund Complex (registered investment companies) (1997-2002).

*	These persons are considered to be “Interested Trustees” because they hold positions with Goldman Sachs and own securities issued by The Goldman Sachs Group, Inc. Each Interested Trustee holds comparable positions with certain other companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor.
[1]	Each Trustee may be contacted by writing to the Trustee, c/o Goldman Sachs Asset Management, 32 Old Slip, New York, New York, 10005, Attn: Howard B. Surloff.
[2]	The Trust is a successor to a Massachusetts business trust that was combined with the Trust on April 30, 1997.
[3]	Each Trustee holds office for an indefinite term until the earliest of: (a) the election of his or her successor; (b) the date the Trustee resigns or is removed by the Board of Trustees or shareholders, in accordance with the Trust’s Declaration of Trust; (c) the date the Trustee attains the age of 72 years (in accordance with the current resolutions of the Board of Trustees which may be changed by the Trustees without shareholder vote); or (d) the termination of the Trust.
[4]	The Goldman Sachs Mutual Fund Complex consists of the Trust and Goldman Sachs Variable Insurance Trust. As of December 31, 2002, the Trust consisted of 55 portfolios and Goldman Sachs Variable Insurance Trust consisted of 6 portfolios.
[5]	This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e.,“public companies”) or other investment companies registered under the Investment Company Act of 1940. Additional information about the Trustees is available in the Fund’s Statement of Additional Information which can be obtained from Goldman Sachs free of charge by calling this toll-free number (in the United States): 1-800-621-2550.

Goldman Sachs Trust—Financial Square Funds

Officers of the Trust*

Term of
Office and
Length of
	Position(s) Held	Time	Principal Occupation(s)
Name, Address And Age	With the Trust	Served[1]	During Past 5 Years

Kaysie P. Uniacke 32 Old Slip New York, NY 10005 Age: 41	President & Trustee	Since 2002 Since 2001	President—Goldman Sachs Mutual Fund Complex (registered investment companies) (since 2002). Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies) (since 2001).

Managing Director, Goldman Sachs (since 1997). Assistant Secretary—Goldman Sachs Mutual Fund Complex (registered investment companies) (1997-2002).

James A. Fitzpatrick 4900 Sears Tower Chicago, IL 60606 Age: 42	Vice President	Since 1997	Managing Director, Goldman Sachs (since October 1999); and Vice President of GSAM (April 1997-December 1999). Vice President—Goldman Sachs Mutual Fund Complex (registered investment companies).

James A. McNamara 4900 Sears Tower Chicago, IL 60606 Age: 40	Trustee & Vice President	Since 2002 Since 2001	Managing Director, Goldman Sachs (since December 2000); Director of Institutional Fund Sales, GSAM (April 1998-December 2000); Senior Vice President and Manager, Dreyfus Institutional Service Corporation (January 1993-April 1998).

Vice President—Goldman Sachs Mutual Fund Complex (registered investment companies). Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).

John M. Perlowski 32 Old Slip New York, NY 10005 Age: 38	Treasurer	Since 1997	Vice President, Goldman Sachs (since July 1995). Treasurer—Goldman Sachs Mutual Fund Complex (registered investment companies).

Howard B. Surloff 32 Old Slip New York, NY 10005 Age: 37	Secretary	Since 2001	Managing Director, Goldman Sachs (since November 2002) Associate General Counsel, Goldman Sachs and General Counsel to the U.S. Funds Group (since December 1997).

Secretary—Goldman Sachs Mutual Fund Complex (registered investment companies) (since 2001) and Assistant Secretary prior thereto.

[1]	Officers hold office at the pleasure of the Board of Trustees or until their successors are duly elected and qualified. Each officer holds comparable positions with certain other companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor.
*	Represents a partial list of officers of the Trust. Additional information about all the officers is available in the Funds’ Statement of Additional Information which can be obtained from Goldman Sachs free of charge by calling this toll-free number (in the United States): 1-800-621-2550.

________________________________________________________________________________
Officers of the Trust* (continued)

Voting Results of Special Meeting of Shareholders (Unaudited)

A Special Meeting of Shareholders of the Goldman Sachs Trust (the “Trust”) was held on December 16, 2002 (the “Meeting”) for the purpose of electing nine trustees of the Trust.

At the Meeting, Ashok N. Bakhru, Gary D. Black, Patrick T. Harker, James A. McNamara, Mary Patterson McPherson, Alan A. Shuch, Wilma J. Smelcer, Richard P. Strubel and Kaysie P. Uniacke were elected to the Trust’s Board of Trustees. In electing trustees, the Trust’s shareholders voted as follows:

Trustee	For	Against	Abstain	Broker Non-Votes

Ashok N. Bakhru	38,115,103,054	0	78,161,501	0
Gary D. Black	38,118,912,965	0	74,351,590	0
Patrick T. Harker	38,118,709,249	0	74,555,307	0
James A. McNamara	38,118,863,514	0	74,401,042	0
Mary Patterson McPherson	38,117,855,582	0	75,408,974	0
Alan A. Shuch	38,117,329,648	0	75,934,908	0
Wilma J. Smelcer	38,117,103,238	0	76,161,317	0
Richard P. Strubel	38,116,893,596	0	76,370,960	0
Kaysie P. Uniacke	38,116,693,245	0	76,571,311	0

Goldman Sachs Financial Square Funds — Tax Information (unaudited)

    Pursuant to Section 852 of the Internal Revenue Code, the Financial Square Tax-Free Money Market Fund designates $109,101 of redemptions utilized as distributions of long-term capital gain dividends for the year ended December 31, 2002.

    During the year ended December 31, 2002, 100% of the distributions from net investment income paid by the Financial Square Tax-Free Money Market Fund were exempt-interest dividends and, as such, are not subject to U.S. federal income tax.

This Annual Report is authorized for distribution to prospective investors only when preceded or accompanied by a Goldman Sachs Trust Financial Square Funds’ Prospectus, which contains facts concerning each Fund’s objectives and policies, management, expenses and other information.

TRUSTEES
Ashok N. Bakhru, Chairman
Gary D. Black
Patrick T. Harker
James A. McNamara
Mary Patterson McPherson
Alan A. Shuch
Wilma J. Smelcer
Richard P. Strubel
Kaysie P. Uniacke

OFFICERS
Kaysie P. Uniacke, President
James A. Fitzpatrick, Vice President
James A. McNamara, Vice President
John M. Perlowski, Treasurer
Howard B. Surloff, Secretary

GOLDMAN, SACHS & CO.
Distributor and Transfer Agent

GOLDMAN SACHS ASSET MANAGEMENT
Investment Adviser

FSQ/ AR 12/02	Goldman Sachs Funds 32 Old Slip New York, NY 10005